UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: January 31, 2019

Item 1.	Report to Shareholders.

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL INCOME FUND

YORKTOWN MULTI-ASSET INCOME FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

YORKTOWN MID CAP FUND

  ANNUAL REPORT DATED JANUARY 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 933-8274 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (888) 933-8274. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Letter to Shareholders	1-5
Financial Statements
Schedule of Investments
Growth Fund	6-9
Capital Income Fund	10-12
Multi-Asset Income Fund	13-20
Short Term Bond Fund	21-27
Master Allocation Fund	28
Small Cap Fund	29-30
Mid Cap Fund	31-32
Statements of Assets and Liabilities	33-36
Statements of Operations	37-38
Statements of Changes in Net Assets	39-46
Financial Highlights
Growth Fund	47-49
Capital Income Fund	50-52
Multi-Asset Income Fund	53-56
Short Term Bond Fund	57-59
Master Allocation Fund	60-62
Small Cap Fund	63-65
Mid Cap Fund	66-68
Notes to Financial Statements	69-86
Report of Independent Registered Public Accounting Firm	87-88
Additional Federal Income Tax Information	89
Performance and Growth of $10,000 Graphs	90-94
Expense Examples	95-97
Other Information	98-100
Trustees and Officers	101-102
Privacy Notice	103-104

Dear Fellow Shareholders,

We are pleased to provide you with this annual report for our fiscal year ended January 31, 2019 which discusses your Yorktown Funds and the market outlook, as well as our plans to continue to provide products and services that strive to meet the evolving needs of our shareholders and their financial advisors.

Looking back at 2018, it is easy to see that it wasn’t a great year for investors. Stocks took a dive in the fourth quarter due to politics in Washington, slow growth overseas and trade worries. Bonds were reliable during the fourth quarter but they had a rough start in 2018 which, coupled with the Fed’s four interest rate increases, led to bond prices crumbling. Overall, US stocks dropped around 5% and international stocks performed even worse over the course of the year. The only silver lining was the Bloomberg Barclays Aggregate Bond Index which managed to stay in the black, but just barely. Higher risk, higher-yielding bonds for the most part dropped in value across the board.

The market is currently caught up in a wave of anxiety. The fact remains that prices have fallen close to 18% from their very recent all-time highs. It’s hard to imagine fear hitting even higher levels, but anxiety is a fickle beast and panic attacks happen. Today’s prices are vulnerable to any news, especially good news. It is always good to remember that in today’s market prices of investments can be extremely volatile and it is important to remember that our job is to seek the best value relative to this market. We strive to find the best possible price in every transaction within the funds portfolios.

The Year In Review

We hope that this review of market conditions over the last year will provide relevant context for your review of the information contained in this report.

The S&P 500 Index closed at 2,704.10 on January 31, 2019, 7.73% below its all-time high of 2,930.75 set on September 20, 2018, according to Bloomberg. The index posted a total return of 8.01% in January, a sharp rebound from last month’s total return of -9.03%. All 11 major sectors that comprise the index were up on a total return basis.

The strength of the economy and the continuation of strong employment gains and corporate earnings took a step back in the fourth quarter of 2018 as fear of the good times continuing hung over all sectors of the equity markets. Overall, the economy looked fundamentally healthy with low unemployment, rising wages, wonderful corporate profits, incredibly high consumer confidence, and a reasonably strong dollar. That being said, there is no predetermined path when the market starts worrying and there were lots of things to worry about in 2018: China, tariff wars, a looming government “shutdown” and a US slowdown.

The Equity markets became cheap. With the price plunge that started in early October, the P/E ratio (price compared to earnings) of the S&P 500 (using Bloomberg’s measure, which is based on 12-mo. trailing earnings from continuing operations) had fallen from a high of 23.3 last January to 16.5 in December. To put this into perspective, consider that today’s P/E ratio is below the 60-yr average of this measure (16.9), and it is about equal to the market’s P/E ratio just prior to the onset of the Great Recession. Relative to the current yield on 10-yr Treasuries (2.79%), stocks now boast an earnings yield (the inverse of the P/E ratio) which is 3.3 percentage points higher, whereas it was only 2 percentage points higher at the end of 2007, and it has averaged only 0.4% over the past 60 years. Looking ahead, the S&P 500 is priced to a mere 14.2 times 1-yr forward expected earnings. In short, and during the course of a year in which the economy has grown 3%, stocks have fallen from an arguably over-valued level to now outright cheap.

The U.S. Economy

As jobs go so goes the economy.

Times are good and trending better as our low inflation, strong corporate profits, and stable interest rates are the entry point for 2019 markets.

There was no drop-off in job creation in the U.S. in January. After revisions, the nonfarm payroll number came in at 304,000, according to the Bureau of Labor Statistics (BLS). As of the most recent Job Openings and Labor Turnover Survey in November 2018, there were 6.89 million jobs available in the U.S., down from the all-time high of 7.29 million in August 2018, but significantly above the 4.19 million average since the survey’s inception in December 2000.

The Market Impact

Income Funds

The Federal Reserve has for the moment decided not to raise interest rates after 4 rate hikes in 2018. While watching the labor markets continued strengthening, the Federal Reserve has decided it best to be patient to see how the rate hikes from 2018 play out before seeing if new increases are needed in 2019. The federal funds rate remains in a range from 2.25 - 2.50% and the Fed continues to pay banks 2.50% on their reserve balances.

The yield on the benchmark 10-year Treasury closed trading on January 31, 2019 at 2.63%, down slightly from 2.69% close on December 31, 2018, according to Bloomberg. The yield stood 12 basis points above its 2.51% average for the 10-year period ending January, 31, 2019. The European Central Bank announced on January, 24, 2019 its intention to keep its interest rates at record lows at least through the summer due to some concern over the region’s growth outlook, according to Bloomberg. This may have helped push the yield lower on the US 10-year T-note by a few basis points in the last week of January. Perhaps the biggest story in January was the sharp rebound in speculative-grade bond prices. The bond market doesn’t see the Fed doing anything for the foreseeable future. Inflation expectations are in the sweet spot (1.7% per year over the next 5 years). The yield curve is doing just fine.

Multi-Asset Income Fund

The Multi-Asset Income Fund performance was positive during the first half of the fiscal year. Both the bonds and equity portion of the portfolio delivered positive income and principal returns on investment. The fourth quarter experienced sharp declines worldwide in all equity markets, leading to the underweighted equity portion of the fund being negatively impacted. Even with all of that, when the fiscal year ended January 31, 2019, the Multi-Asset Income Fund’s Class I Shares (APIIX) had a total return of -1.84% vs. a total return of 0.54% for the Dow Jones Conservative Relative Risk Index over the same period.

Short Term Bond Fund

The short maturities of the Short Term Bond Fund make it a relatively stable investment in periods of fluctuating interest rates and for this reason the fund underperformed its benchmark during the period. When the fiscal year ended January 31, 2019, the Short Term Bond Fund’s Class I Shares (APIBX) had a total return of 1.32% vs. a total return of 2.28% for the ICE BofAML US Corporate & Government, 1-3 Years Index over the same period. The reason for the underperformance lies in the fact that the Federal Reserve raised the short-term rates on the short end four times in 2018. While the short end of the curve and the least volatile portion of the bond market experienced the increase in interest rates, all other sectors of the bond market remained fairly unchanged.

Equity Funds

Yorktown Capital Income Fund
Yorktown Growth Fund
Yorktown Master Allocation Fund
Yorktown Mid Cap Fund
Yorktown Small Cap Fund

For the fiscal year ended January 31, 2019, the Capital Income Fund’s Class I Shares (AFAAX) had a total return of -4.01%; the Growth Fund’s Class I Shares (APGRX) had a total return of -10.41%; and the Master Allocation Fund’s Class I Shares (APMAX) had a total return of -8.39% vs. a total return of -6.01% for the MSCI World Index over the same period. The Capital Income Fund outperformed its benchmark index for the fiscal year because its defensive strategy paid big dividends when the market experienced a steep decline in the fourth quarter. 95% of its holdings during this period of turmoil were short term investment grade bonds.

In the Growth Fund and Master Allocation Fund, consumer discretionary and information technologies were our best performing sectors. The reason they were strong was because wages increased for the consumer and the information technologies continue to expand their services at very attractive pricing for most American families. Industrials on the other hand had a negative return as a group, partly due to the fact that we have had such a long and very successful rebound in the U.S. economy since the Great Recession. The last two years experienced favorable tax and pro-business growth initiatives which enhanced the group’s performance prior to 2018. In the fall of 2018 equity valuations improved dramatically as prices plunged in the fourth quarter.

The performance of the Yorktown Mid Cap Fund’s portfolio declined due to its fully committed practice of buying value-oriented stock when they are least favored. This practice is one of the most difficult in the realm of fund management and we look forward to a reversal. The Yorktown Mid Cap Fund’s Class I Shares (YWBIX) were down with a total return of -20.75% vs. a total return of -2.90% for the Russell Mid Cap Index. The Fund’s performance YTD (January 1, 2019 - January 31, 2019) was 12.14%, so we are very pleased to see the rebound occur in time for this report.

The performance for the Yorktown Small Cap Fund’s Class I Shares (YOVIX) had a total return of -1.59% vs. a total return of -2.63% for the Russell 2000 Growth Index over the same period. The Small Cap Fund benefitted from Electronic Technology, Consumer Services, and cash. Holdings in the Retail Trade, Technology Services, and Consumer Non-Durable constrained relative portfolio performance.

Protecting Your Financial Future.

We firmly believe that, in addition to your active involvement in the investment process, a financial advisor is a key resource to help you build a complete picture of your current and future financial needs. Financial advisors can provide professional expertise, as well as an understanding of the market’s history and factors such as long-term returns and the volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance. Please contact your financial advisor if you have any questions about the contents of this report.

On behalf of Yorktown Funds, I would like to thank you for your continued support and confidence in our products. We value the trust you have placed in us and look forward to continuing to serve you and your financial advisor in the future.

Sincerely,

David D. Basten
Founder & Chief Executive Officer
Yorktown Funds

Investing involves risk, including loss of principal. Diversification does not ensure a profit or guarantee against loss. High yield securities are subject to greater levels of interest rate, credit and liquidity risk. In general, as prevailing interest rates rise, fixed income securities prices will fall.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Funds’ prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling (888) 933-8274. The performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC. (Member FINRA)

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

January 31, 2019

Holdings Summary (as a percentage of net assets)

Industrials	22.86%
Information Technology	19.06%
Consumer Discretionary	15.17%
Health Care	14.08%
Financials	7.71%
Communication Services	5.36%
Consumer Staples	5.03%
Real Estate	4.58%
Materials	2.83%
Energy	0.75%
Utilities	0.64%
Other	1.93%
100.00%

	Shares	Fair Value
COMMON STOCKS — 98.07%
Communication Services — 5.36%
Alphabet, Inc., Class A(a)	125	$140,736
Electronic Arts, Inc.(a)	2,500	230,600
Gray Television, Inc.(a)	18,100	302,451
KDDI Corporation	12,000	300,000
Liberty Media Corporation - Liberty SiriusXM, Series A(a)	7,200	286,416
Naspers Ltd., Class N - ADR	6,700	308,066
Nexstar Media Group, Inc., Class A	4,200	350,574
Take-Two Interactive Software, Inc.(a)	2,400	253,320
Tencent Holdings Ltd. - ADR	7,000	312,270
T-Mobile US, Inc.(a)	4,200	292,404
		2,776,837
Consumer Discretionary — 15.17%
adidas AG - ADR	3,300	392,750
ASOS plc(a)	4,000	173,108
AutoZone, Inc.(a)	420	355,883
Carter's, Inc.	1,300	107,770
Christian Dior SE	700	295,799
Compass Group plc - ADR	7,900	171,430
Dollar General Corporation	3,100	357,833
Fast Retailing Company Ltd. - ADR(a)	3,200	146,416
Five Below, Inc.(a)	2,900	358,817
Fox Factory Holding Corporation(a)	3,250	192,823
Gentex Corporation	6,500	137,670
Grand Canyon Education, Inc.(a)	3,000	278,820
GrubHub, Inc.(a)	3,400	273,360
Hermes International SA	425	255,088
Industria de Diseno Textil, S.A.	26,900	376,466
KB Home	12,100	259,061
Kering SA - ADR	6,600	331,254
LCI Industries	4,080	336,355
Lear Corporation	2,000	307,860
Lithia Motors, Inc., Class A	1,200	106,740
Lowe's Companies, Inc.	1,400	134,624
Moncler SpA	6,700	252,295
Nautilus, Inc.(a)	17,300	129,923
Nitori Holdings Company Ltd.	2,300	299,008
Ollie's Bargain Outlet Holdings, Inc.(a)	4,200	328,314
Pan Pacific International Holdings corporation(a)	1,900	110,420
Ross Stores, Inc.	3,100	285,572
SEB SA	1,400	214,719
Sekisui Chemical Company Ltd.	16,000	248,549
Shenzhou International Group Holdings Ltd.	10,500	123,571
Texas Roadhouse, Inc.	1,550	94,302

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
TJX Companies, Inc. (The)	2,700	$134,271
Tractor Supply Company	3,300	281,820
		7,852,691
Consumer Staples — 5.03%
Anheuser-Busch InBev SA/NV - ADR	4,400	336,336
British American Tobacco plc - ADR	8,500	299,880
Constellation Brands, Inc., Class A	1,700	295,222
Costco Wholesale Corporation	1,400	300,482
Fomento Economico Mexicano SAB de CV - ADR	3,200	291,264
Henkel AG & Company KGaA	2,500	229,055
Monster Beverage Corporation(a)	4,900	280,476
Pigeon Corporation	7,800	303,636
Shiseido Company Ltd. - ADR	4,500	267,862
		2,604,213
Energy — 0.75%
Transportadora de Gas del Sur S.A. - ADR	23,100	388,773

Financials — 7.71%
AIA Group Ltd. - ADR	10,000	363,800
Arthur J. Gallagher & Company	4,100	306,311
Berkshire Hathaway, Inc., Class A(a)	1	311,500
Charles Schwab Corporation (The)	5,900	275,943
Eaton Vance Corporation	2,800	107,856
FactSet Research Systems, Inc.	1,400	306,082
Interactive Brokers Group, Inc., Class A	1,900	95,760
Itau CorpBanca - ADR	20,000	303,600
LPL Financial Holdings, Inc.	4,300	302,591
Markel Corporation(a)	300	316,053
Noah Holdings Ltd. - ADR(a)	6,400	300,800
Ping An Insurance (Group) Company of China Ltd. - ADR	15,400	302,302
Raymond James Financial, Inc.	3,500	281,750
TD Ameritrade Holding Corporation	2,400	134,280
Tokio Marine Holdings, Inc.	5,800	282,864
		3,991,492
Health Care — 14.08%
Align Technology, Inc.(a)	650	161,818
AMN Healthcare Services, Inc.(a)	6,200	401,698
BioMerieux	4,200	296,601
Cerner Corporation(a)	2,500	137,275
Chemed Corporation	1,200	357,528
Cooper Companies, Inc. (The)	500	139,380
CSL Ltd. - ADR	5,000	355,250
Emergent BioSolutions, Inc.(a)	4,400	274,516
Fresenius Medical Care AG & Company KGaA - ADR	6,800	249,832
Genmab A/S(a)	1,750	254,116
Hill-Rom Holdings, Inc.	3,100	310,062
Intuitive Surgical, Inc.(a)	560	293,238
LHC Group, Inc.(a)	3,200	338,336
Masimo Corporation(a)	2,700	335,853
Medidata Solutions, Inc.(a)	4,600	326,416
Merck KGaA	3,500	366,865
Neogen Corporation(a)	3,633	221,286
Regeneron Pharmaceuticals, Inc.(a)	700	300,489
Sartorius Stedim Biotech	2,600	286,574
Sinopharm Group Company Ltd.	60,500	270,230
Sonova Holding AG - ADR	10,000	375,300
Takeda Pharmaceutical Company Ltd. - ADR	8,557	170,883
Thermo Fisher Scientific, Inc.	1,300	319,371
Universal Health Services, Inc., Class B	2,600	344,578

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Veeva Systems, Inc., Class A(a)	3,700	$403,522
		7,291,017
Industrials — 22.86%
A.O. Smith Corporation	5,300	253,658
AerCap Holdings N.V.(a)	8,000	378,080
AMERCO	900	326,394
Apogee Enterprises, Inc.	6,360	216,685
Assa Abloy AB - ADR	27,300	253,344
Bunzl plc - ADR	3,800	120,517
C.H. Robinson Worldwide, Inc.	1,400	121,478
Carlisle Companies, Inc.	1,000	107,730
Cintas Corporation	1,600	300,016
Copart, Inc.(a)	6,000	303,780
Deere & Company	700	114,800
Douglas Dynamics, Inc.	2,650	93,810
EMCOR Group, Inc.	1,700	110,891
Equifax, Inc.	2,400	256,848
Fujitec Company Ltd. - ADR	22,700	247,169
Generac Holdings, Inc.(a)	2,000	105,860
Graco, Inc.	6,600	285,978
Harris Corporation	2,400	367,632
HEICO Corporation	4,000	338,000
Hexcel Corporation	4,300	291,153
IDEX Corporation	2,350	323,971
IMCD Group NV	4,500	329,117
John Bean Technologies Corporation	2,800	222,432
KAR Auction Services, Inc.	6,100	317,261
Kingspan Group plc - ADR	6,300	258,073
KION Group AG	4,400	253,918
Makita Corporation - ADR	7,000	248,045
Nidec Corporation - ADR	11,600	348,348
RBC Bearings, Inc.(a)	1,435	200,068
Recruit Holdings Company Ltd.	12,600	336,922
RELX plc - ADR	16,918	375,241
Rollins, Inc.	7,950	296,058
Roper Technologies, Inc.	1,100	311,586
Secom Company Ltd. - ADR	16,000	333,840
Sensata Technologies Holding plc(a)	6,500	308,750
SMC Corporation	900	295,235
Teleperformance SA	1,600	275,243
Toro Company (The)	4,800	285,600
United Technologies Corporation	900	106,263
Universal Forest Products, Inc.	8,100	249,642
US Ecology, Inc.	4,400	280,148
Viad Corporation	5,600	295,120
Waste Connections, Inc.	4,350	363,486
Watsco, Inc.	1,900	280,212
Wolters Kluwer NV - ADR	5,500	342,925
		11,831,327
Information Technology — 19.06%
Accenture plc, Class A	1,900	291,745
Adobe, Inc.(a)	1,400	346,948
Amadeus IT Group S.A. - ADR	4,300	313,513
Apple, Inc.	1,400	233,016
ASML Holding N.V. - ADR	2,100	367,563
Broadridge Financial Solutions, Inc.	2,700	272,241
Cabot Microelectronics Corporation	1,000	101,890
CDW Corporation	3,900	324,753
Control4 Corporation(a)	10,760	213,801
CoreLogic, Inc.(a)	7,000	254,100
Dassault Systemes - ADR	2,800	351,694
ExlService Holdings, Inc.(a)	1,800	103,500
Fidelity National Information Services, Inc.	2,900	303,137
Genpact Ltd.	4,300	128,269
Hexagon AB, Class B	5,300	258,625
II-VI, Inc.(a)	2,900	110,084
Integrated Device Technology, Inc.(a)	2,200	107,470
Intuit, Inc.	1,600	345,312
Jack Henry & Associates, Inc.	2,600	347,230
Keyence Corporation	700	360,150
Littelfuse, Inc.	800	140,576
Logitech International, S.A.	7,500	273,000
MAXIMUS, Inc.	4,600	322,598

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
NetScout Systems, Inc.(a)	12,100	$313,753
Nintendo Company Ltd. - ADR	5,800	215,992
Novanta, Inc.(a)	1,520	105,914
NXP Semiconductors N.V.	4,700	409,041
Open Text Corporation	3,700	131,868
Orbotech Ltd.(a)	6,000	367,980
Palo Alto Networks, Inc.(a)	1,600	343,712
Paychex, Inc.	1,700	120,360
PayPal Holdings, Inc.(a)	3,900	346,164
Rogers Corporation(a)	1,940	246,205
Silicon Motion Technology Corporation - ADR	3,900	151,983
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,700	139,194
Tokyo Electron Ltd. - ADR	6,400	233,824
Tyler Technologies, Inc.(a)	1,300	245,947
Ubisoft Entertainment SA(a)	3,900	345,942
WEX, Inc.(a)	900	145,197
Worldpay, Inc., Class A(a)	1,600	133,568
		9,867,859
Materials — 2.83%
Eagle Materials, Inc.	1,600	113,600
Givaudan SA - ADR	7,100	343,605
Graphic Packaging Holding Company	22,000	265,540
Novozymes A/S - ADR	2,700	113,157
Sherwin-Williams Company (The)	800	337,216
Symrise AG - ADR	14,000	290,500
		1,463,618
Real Estate — 4.58%
American Tower Corporation, Class A	2,000	345,680
Big Yellow Group plc	27,000	339,390
Cresud SACIF y A - ADR(a)	21,517	290,049
Equinix, Inc.	700	275,800
Equity LifeStyle Properties, Inc.	1,100	116,468
Federal Realty Investment Trust	2,500	331,425
Henderson Land Development Company Ltd. - ADR	54,903	311,576
HFF, Inc., Class A(a)	5,640	233,609
Lamar Advertising Company, Class A	1,700	126,565
		2,370,562
Utilities — 0.64%
Ormat Technologies, Inc.	5,700	328,947

Total Common Stocks
(Cost $39,496,629)		50,767,336
Other Assets in Excess of Liabilities — 1.93%		997,670
Net Assets — 100.00%		$51,765,006

(a)	Non-income producing security.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2019

Holdings Summary (as a percentage of net assets)

Common Stocks	64.61%
Commercial Paper	12.81%
Corporate Bonds and Notes	11.08%
Securitized Debt Obligations	5.48%
Other	6.02%
100.00%

	Shares	Fair Value
COMMON STOCKS — 64.61%
Communication Services — 2.11%
Cinemark Holdings, Inc.	4,300	$175,956
Interpublic Group of Companies, Inc. (The)	7,600	172,900
Kddi Corporation - ADR	6,500	80,535
Wpp plc - ADR	1,400	80,220
		509,611
Consumer Discretionary — 11.94%
Bayerische Moteren Werke AG - ADR	2,900	81,562
Carter’s, Inc.	2,200	182,380
Cedar Fair, L.P.	3,100	171,430
Cheesecake Factory, Inc. (The)	3,800	170,544
Compass Group plc - ADR	3,800	82,460
Continental AG - ADR	5,300	83,819
Cracker Barrel Old Country Store, Inc.	1,000	167,280
Daimler AG - ADR	5,600	82,768
Garmin Ltd.	2,600	179,868
Hasbro, Inc.	1,900	172,064
Industria de Diseno Textil, S.A.	5,900	82,571
Kohl’s Corporation	2,600	178,594
LCI Industries	2,100	173,124
Magna International, Inc.	1,600	84,656
Penske Automotive Group, Inc.	3,700	173,456
Royal Caribbean Cruises Ltd.	1,600	192,080
Tapestry, Inc.	4,800	185,808
Tenneco, Inc., Class A	5,200	180,336
Thor Industries, Inc.	2,700	175,824
Whitbread plc - ADR	5,000	81,100
		2,881,724
Consumer Staples — 1.81%
Hormel Foods Corporation	4,100	173,512
Ingredion, Inc.	1,800	178,200
Unilever plc - ADR	1,600	84,160
		435,872
Energy — 0.71%
Magellan Midstream Partners, L.P.	2,800	172,060

Financials — 7.17%
Arthur J. Gallagher & Company	2,300	171,833
BlackRock, Inc.	400	166,032
Eaton Vance Corporation	4,600	177,192
Hong Kong Exchanges & Clearing Ltd. - ADR	2,600	81,263
Jefferies Financial Group, Inc.	8,600	178,966
Main Street Capital Corporation - BDC	4,600	169,602
Marsh & McLennan Companies, Inc.	2,100	185,199
Santander Consumer USA Holdings, Inc.	9,200	175,352
Societe Generale Sa - ADR	12,300	76,752
T. Rowe Price Group, Inc.	1,800	168,228
TD Ameritrade Holding Corporation	3,200	179,040
		1,729,459
Health Care — 1.79%
CVS Health Corporation	2,700	176,985
Novo Nordisk A/S - ADR	1,700	79,934
Quest Diagnostics, Inc.	2,000	174,700
		431,619

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Industrials — 9.85%
Bunzl plc - ADR	2,500	$79,288
C.H. Robinson Worldwide, Inc.	2,000	173,540
Dover Corporation	2,200	193,226
Fastenal Company	3,100	187,426
General Dynamics Corporation	1,000	171,170
Ingersoll-Rand plc	1,800	180,072
Johnson Controls International plc	5,300	178,981
KAR Auction Services, Inc.	3,400	176,834
Legrand SA - ADR	7,000	83,230
ManpowerGroup, Inc.	2,400	189,672
MSC Industrial Direct Company, Inc., Class A	2,100	175,329
RELX plc - ADR	3,700	82,066
Snap-on, Inc.	1,000	165,990
Stanley Black & Decker, Inc.	1,300	164,372
Watsco, Inc.	1,200	176,976
		2,378,172
Information Technology — 2.61%
Accenture plc, Class A	1,200	184,260
Capgemini SE - ADR	3,700	81,678
j2 Global, Inc.	2,400	180,384
Skyworks Solutions, Inc.	2,500	182,600
		628,922
Materials — 2.99%
Avery Dennison Corporation	1,800	188,010
Eastman Chemical Company	2,200	177,364
Packaging Corporation of America	1,900	179,208
RPM International, Inc.	3,100	177,196
		721,778
Real Estate — 11.17%
American Campus Communities, Inc.	4,000	184,080
American Tower Corporation, Class A	1,000	172,840
AvalonBay Communities, Inc.	900	173,628
Boston Properties, Inc.	1,400	184,618
Crown Castle International Corporation	1,600	187,296
Douglas Emmett, Inc.	4,700	177,801
EastGroup Properties, Inc.	1,800	186,228
Empire State Realty Trust, Inc., Class A	11,400	176,244
EPR Properties	2,400	175,344
Equity LifeStyle Properties, Inc.	1,700	179,996
Healthcare Realty Trust, Inc.	5,500	177,595
Healthcare Trust of America, Inc., Class A	6,400	181,888
National Retail Properties, Inc.	3,400	179,214
Realty Income Corporation	2,600	178,594
Weingarten Realty Investors	6,300	180,747
		2,696,113
Utilities — 12.46%
Alliant Energy Corporation	4,000	177,880
American Water Works Company, Inc.	1,900	181,773
Aqua America, Inc.	5,000	175,250
Dominion Energy, Inc.	2,500	175,600
Duke Energy Corporation	2,000	175,560
El Paso Electric Company	3,500	183,820
Evergy, Inc.	3,000	171,960
Eversource Energy	2,500	173,525
IDACORP, Inc.	1,800	175,500
New Jersey Resources Corporation	3,800	184,300
NextEra Energy, Inc.	1,000	178,980
NorthWestern Corporation	2,800	178,948
Pinnacle West Capital Corporation	2,000	176,240
Southwest Gas Holdings, Inc.	2,200	172,304
Spire, Inc.	2,200	174,614
Vectren Corporation	2,400	173,712
Xcel Energy, Inc.	3,400	178,024
		3,007,990
Total Common Stocks
(Cost $15,039,984)		15,593,320

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
COMMERCIAL PAPER — 12.81%
AutoNation, Inc., 3.31%, 2/4/2019(c)	$500,000	$499,834
Cigna Corporation, 3.09%, 2/26/2019(c)	1,000,000	998,022
CNH Industrial Capital LLC, 3.38%, 4/1/2019(c)	500,000	497,383
Walgreens Boots Alliance, Inc., 3.12%, 2/25/2019(c)	500,000	499,015
Walgreens Boots Alliance, Inc., 3.03%, 4/8/2019(c)	600,000	596,685

Total Commercial Paper
(Cost $3,090,640)		3,090,939

CORPORATE BONDS AND NOTES — 11.08%
Communication Services — 3.01%
Time Warner Cable LLC, 8.75%, 2/14/2019	726,000	726,911

Consumer Discretionary — 2.07%
Hyundai Capital America, 2.50%, 3/18/2019 (a)	500,000	499,701

Financials — 0.79%
ILFC E-Capital Trust I, 4.55%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	250,000	190,369

Industrials — 1.05%
Icahn Enterprises, L.P., 6.00%, 8/1/2020	250,000	252,500

Materials — 4.16%
INVISTA Finance, LLC, 4.25%, 10/15/2019 (a)	1,000,000	1,005,000

Total Corporate Bonds and Notes
(Cost $2,728,000)		2,674,481

SECURITIZED DEBT OBLIGATIONS — 5.48%
Asset Backed Securities — 5.48%
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	316,200	315,343
Trafigura Securitisation Finance plc, Series 2017-1A, Class A1, 3.36%, 12/15/2020 (a),(b)	1,000,000	1,005,551

Total Securitized Debt Obligations
(Cost $1,321,187)		1,320,894

Total Investments — 93.98%
(Cost $22,179,811)		22,679,634
Other Assets in Excess of Liabilities — 6.02%		1,453,797
Net Assets — 100.00%		$24,133,431

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Rate disclosed is the yield to maturity at time of purchase.

ADR – American Depositary Receipt

BDC – Business Development Company

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2019

Holdings Summary (as a percentage of net assets)

Corporate Bonds and Notes	60.98%
Common Stocks	28.31%
Preferred Stocks	4.52%
Investment Companies	2.99%
Securitized Debt Obligations	0.80%
Other	2.40%
100.00%

	Shares	Fair Value
COMMON STOCKS — 28.31%
Communication Services — 0.71%
AT&T, Inc.	50,000	$1,503,000
Comcast Corporation, Class A	8,000	292,560
Omnicom Group, Inc.	8,000	623,040
Verizon Communications, Inc.	20,000	1,101,200
Walt Disney Company (The)	10,700	1,193,264
		4,713,064
Consumer Discretionary — 1.89%
Carnival Corporation	20,000	1,151,600
Cracker Barrel Old Country Store, Inc.	3,700	618,936
Ethan Allen Interiors, Inc.	10,000	189,800
General Motors Company	7,000	273,140
Hanesbrands, Inc.	46,500	697,035
Home Depot, Inc. (The)	11,000	2,018,830
Leggett & Platt, Inc.	47,000	1,925,120
Lowe’s Companies, Inc.	13,000	1,250,080
McDonald’s Corporation	7,000	1,251,460
Royal Caribbean Cruises Ltd.	10,000	1,200,500
Starbucks Corporation	20,000	1,362,800
Tapestry, Inc.	15,000	580,650
		12,519,951
Consumer Staples — 1.36%
Bunge Ltd.	10,000	550,700
Campbell Soup Company	12,000	425,160
Coca-Cola Company (The)	15,000	721,950
Conagra Brands, Inc.	20,000	432,800
General Mills, Inc.	20,000	888,800
Hershey Company (The)	5,000	530,500
Kellogg Company	5,000	295,050
Kraft Heinz Company (The)	7,000	336,420
PepsiCo, Inc.	4,000	450,680
Philip Morris International, Inc.	12,000	920,640
Walgreens Boots Alliance, Inc.	8,000	578,080
Walmart, Inc.	30,000	2,874,900
		9,005,680
Energy — 3.59%
Antero Midstream GP, L.P.	30,000	402,600
BP plc - ADR	150,000	6,168,000
Chevron Corporation	10,000	1,146,500
Exxon Mobil Corporation	50,000	3,664,000
Kinder Morgan, Inc.	80,000	1,448,000
Occidental Petroleum Corporation	8,000	534,240
ONEOK, Inc.	10,000	642,100
Phillips 66	2,500	238,525
Royal Dutch Shell plc, Class A - ADR	100,000	6,173,000
SemGroup Corporation, Class A	145,000	2,322,900
Williams Companies, Inc. (The)	40,000	1,077,200
		23,817,065
Financials — 9.76%
Ally Financial, Inc.	120,000	3,127,200
Ares Commercial Real Estate Corporation	265,000	3,816,000
Ares Management Corporation	145,000	3,024,700
Bank of America Corporation	71,000	2,021,370
BGC Partners, Inc., Class A	400,000	2,476,000
BlackRock, Inc.	2,000	830,160
Citigroup, Inc.	30,000	1,933,800

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Compass Diversified Holdings LLC - MLP	15,000	$226,950
Ellington Financial LLC - MLP	20,000	330,800
Fidelity National Financial, Inc.	7,250	262,160
First American Financial Corporation	18,000	901,440
First Hawaiian, Inc.	90,000	2,315,700
Granite Point Mortgage Trust, Inc.	280,000	5,465,600
Invesco Ltd.	15,000	273,300
KeyCorp	55,000	905,850
KKR Real Estate Finance Trust, Inc.	100,000	2,062,000
Ladder Capital Corporation	227,521	3,938,381
Lazard Ltd., Class A, Series MLP	20,000	795,800
MetLife, Inc.	32,000	1,461,440
MFA Financial, Inc.	470,000	3,445,100
Navient Corporation	10,000	114,000
New Residential Investment Corporation	900,000	15,282,000
Prudential Financial, Inc.	18,000	1,658,520
Redwood Trust, Inc.	100,000	1,613,000
Starwood Property Trust, Inc.	160,000	3,532,800
TPG RE Finance Trust, Inc.	130,000	2,577,900
Two Harbors Investment Corporation	20,000	291,800
		64,683,771
Health Care — 2.33%
AbbVie, Inc.	17,000	1,364,930
Allergan plc	2,000	287,960
Amgen, Inc.	5,000	935,550
AstraZeneca plc - ADR	10,000	365,800
Bristol-Myers Squibb Company	20,000	987,400
CVS Health Corporation	20,000	1,311,000
Eli Lilly & Company	6,000	719,160
Gilead Sciences, Inc.	70,000	4,900,700
Johnson & Johnson	8,400	1,117,872
Merck & Company, Inc.	18,000	1,339,740
Pfizer, Inc.	50,000	2,122,500
		15,452,612
Industrials — 3.17%
3M Company	1,300	260,390
Aircastle Ltd.	10,000	208,400
Alaska Air Group, Inc.	19,000	1,215,050
Boeing Company (The)	3,000	1,156,860
Caterpillar, Inc.	8,000	1,065,280
Covanta Holding Corporation	40,000	644,000
Cummins, Inc.	5,000	735,550
Eaton Corporation plc	15,000	1,143,750
Emerson Electric Company	8,000	523,760
Fastenal Company	25,000	1,511,500
FedEx Corporation	5,500	976,635
Honeywell International, Inc.	8,000	1,149,040
Illinois Tool Works, Inc.	2,000	274,620
Johnson Controls International plc	70,000	2,363,900
Lockheed Martin Corporation	5,100	1,477,419
MSC Industrial Direct Company, Inc., Class A	12,500	1,043,625
Southwest Airlines Company	17,000	964,920
Stanley Black & Decker, Inc.	2,150	271,846
United Parcel Service, Inc., Class B	25,000	2,635,000
United Technologies Corporation	11,500	1,357,805
		20,979,350
Information Technology — 3.03%
Accenture plc, Class A	1,750	268,713
Apple, Inc.	8,700	1,448,028
Broadcom, Inc.	5,300	1,421,725
Cisco Systems, Inc.	50,000	2,364,500
Intel Corporation	40,000	1,884,800
InterDigital, Inc.	12,500	910,125
International Business Machines Corporation	20,000	2,688,400
KLA-Tencor Corporation	10,000	1,065,700
Lam Research Corporation	10,500	1,780,590
Microsoft Corporation	17,000	1,775,310
QUALCOMM, Inc.	20,000	990,400
Seagate Technology plc	50,000	2,214,000

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Skyworks Solutions, Inc.	14,000	$1,022,560
Texas Instruments, Inc.	2,550	256,734
		20,091,585
Materials — 1.45%
Air Products & Chemicals, Inc.	5,000	821,950
CF Industries Holdings, Inc.	8,000	349,200
DowDuPont, Inc.	25,000	1,345,250
Eastman Chemical Company	13,500	1,088,370
International Paper Company	40,000	1,897,200
LyondellBasell Industries N.V., Class A	10,000	869,700
Norbord, Inc.	10,000	289,200
Nucor Corporation	5,000	306,200
Packaging Corporation of America	2,750	259,380
Rio Tinto plc - ADR	10,000	562,700
Schweitzer-Mauduit International, Inc.	20,000	641,200
Steel Dynamics, Inc.	15,000	548,850
WestRock Company	15,000	610,650
		9,589,850
Real Estate — 0.38%
Gaming and Leisure Properties, Inc.	15,000	562,500
Newmark Group, Inc., Class A	185,558	1,939,081
		2,501,581
Utilities — 0.64%
Dominion Energy, Inc.	7,500	526,800
National Fuel Gas Company	10,000	573,000
PPL Corporation	100,000	3,132,000
		4,231,800
Total Common Stocks
(Cost $188,281,283)		187,586,309

PREFERRED STOCKS — 4.52%
Energy — 1.01%
GasLog Partners LP, Series B, 8.20%	46,034	993,414
NuStar Energy LP, Series A, 8.50%	140,000	3,172,400
NuStar Energy LP, Series B, 7.63%	50,000	1,004,000
NuStar Energy LP, Series C, 9.00%	40,000	950,800
Scorpio Tankers, Inc., 6.75%	14,740	361,719
Teekay LNG Partners LP, Series B, 8.50%	10,000	228,100
		6,710,433
Financials — 2.72%
Annaly Capital Management, Inc., Series F, 6.95%	20,000	505,000
Annaly Capital Management, Inc., Series G, 6.50%	10,000	238,300
Arlington Asset Investment Corporation, 6.63%	110,205	2,554,552
B. Riley Financial, Inc., 6.88%	18,900	467,208
B. Riley Financial, Inc., 7.25%	60,000	1,443,000
B. Riley Financial, Inc., 7.50%	35,468	871,981
Chimera Investment Corporation, Series C, 7.75%	20,000	496,400
Compass Diversified Holdings, Series A, 7.25%	101,400	2,210,520
Compass Diversified Holdings, Series B, 7.88%	20,000	447,200
GMAC Capital Trust I, Series 2, 8.40% (3MO LIBOR + 578.5bps)(b)	50,000	1,305,500
Invesco Mortgage Capital, Inc., Series C, 7.50%	15,000	359,700
Landmark Infrastructure Partners LP, Series C, 7.04%	10,000	247,500
Medley Capital Corporation, 6.13%	55,689	1,381,087
Medley LLC, 6.88%	33,200	714,796
New Mountain Finance Corporation, 5.75%	22,149	551,953
NuStar Logistics LP, 9.52%	29,000	725,000
Ready Capital Corporation, 7.00%	25,000	651,250

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Two Harbors Investment Corporation, Series A, 8.13%	25,000	$658,250
Two Harbors Investment Corporation, Series B, 7.63%	30,000	746,400
Two Harbors Investment Corporation, Series C, 7.25%	20,000	481,000
Two Harbors Investment Corporation, Series D, 7.75%	38,500	950,950
		18,007,547
Industrials — 0.38%
CAI International, Inc., Series A, 8.50%	10,000	247,200
Seaspan Corporation, 7.13%	53,263	1,304,411
Seaspan Corporation, Series G, 8.20%	12,000	277,200
Seaspan Corporation, Series H, 7.88%	4,521	102,672
Teekay Offshore Partners LP, Series E, 8.88%	30,000	555,000
		2,486,483
Real Estate — 0.39%
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	10,811	272,437
Global Medical REIT, Inc., Series A, 7.50%	27,190	674,312
Sotherly Hotels LP, 7.25%	4,532	114,932
Sotherly Hotels, Inc., Series B, 8.00%	5,858	140,592
Sotherly Hotels, Inc., Series C, 7.88%	59,100	1,388,850
		2,591,123
Utilities — 0.02%
Spark Energy, Inc., Series A, 8.75%	7,150	157,300

Total Preferred Stocks
(Cost $28,959,498)		29,952,886

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 60.98%
Communication Services — 0.04%
Hughes Satellite Systems Corporation, 5.25%, 8/1/2026	$250,000	$240,313

Consumer Discretionary — 4.10%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	3,000,000	2,928,750
Jaguar Land Rover Automotive plc, 5.63%, 2/1/2023	2,353,000	2,170,643
Jaguar Land Rover Automotive plc, 4.50%, 10/1/2027	2,000,000	1,490,000
L Brands, Inc., 6.88%, 11/1/2035	2,000,000	1,725,000
M.D.C. Holdings, Inc., 6.00%, 1/15/2043	2,000,000	1,665,000
Quad Graphics, Inc., 7.00%, 5/1/2022	5,962,000	5,902,380
Signet UK Finance plc, 4.70%, 6/15/2024	5,377,000	4,610,778
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,450,250
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	3,379,000	3,211,739
		27,154,540
Consumer Staples — 3.08%
Dean Foods Company, 6.50%, 3/15/2023 (a)	1,000,000	780,780
Land O’ Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,456,250
Land O’ Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,075,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	3,000,000	2,875,770
Pilgrim’s Pride Corporation, 5.75%, 3/15/2025 (a)	6,640,000	6,540,400
Vector Group Ltd., 6.13%, 2/1/2025 (a)	5,345,000	4,710,281
		20,438,481

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Energy — 17.58%
Andeavor Logistics LP, Series A, 6.88%, Perpetual (3MO LIBOR + 465.20bps)(b)	$5,500,000	$5,302,907
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022 (a)	2,000,000	2,147,500
Bristow Group, Inc., 6.25%, 10/15/2022	4,002,000	1,880,940
Chesapeake Energy Corporation, 8.00%, 1/15/2025	2,000,000	2,022,480
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	997,500
CVR Refining LLC, 6.50%, 11/1/2022	8,550,000	8,614,125
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.80bps)(b)	1,000,000	946,475
DCP Midstream Operating LP, 5.85%, Perpetual (3MO LIBOR + 385bps)(a),(b)	3,000,000	2,595,000
Enbridge Energy Partners LP, 6.60%, 10/1/2037 (3MO LIBOR + 379.75bps)(b)	3,000,000	3,015,000
Energy Transfer Partners LP, 5.56%, 11/1/2066 (3MO LIBOR + 301.75bps)(b)	4,914,000	3,980,340
Energy Transfer Partners LP, Series A, 6.25%, Perpetual (3MO LIBOR + 402.80bps)(b)	4,500,000	4,054,613
Genesis Energy LP 6.75%, 8/1/2022	2,081,000	2,100,145
Gulfport Energy Corporation, 6.00%, 10/15/2024	4,250,000	4,016,250
MEG Energy Corporation, 7.00%, 3/31/2024 (a)	2,990,000	2,653,625
Murphy Oil Corporation, 6.88%, 8/15/2024	4,000,000	4,208,911
Murphy Oil Corporation, 7.05%, 5/1/2029	759,000	777,225
PBF Holding Company LLC, 7.00%, 11/15/2023	4,681,000	4,714,703
PBF Holding Company LLC, 7.25%, 6/15/2025	7,075,000	7,075,000
PBF Logistics, L.P., 6.88%, 5/15/2023	6,000,000	6,142,500
PHI, Inc., 5.25%, 3/15/2019	1,000,000	692,500
Plains All American Pipeline LP, Series B, 6.13%, 12/31/2049 (3MO LIBOR + 411bps)(b)	3,500,000	3,142,037
SemGroup Corporation, 5.63%, 11/15/2023	7,000,000	6,545,000
SemGroup Corporation, 6.38%, 3/15/2025 (a)	5,521,000	5,205,199
Southwestern Energy Company, 7.50%, 4/1/2026	7,200,000	7,434,000
Teekay Corporation, 8.50%, 1/15/2020	6,890,000	6,876,220
Tidewater, Inc., 8.00%, 8/1/2022	3,000,000	3,052,500
Transocean Phoenix 2 Ltd., 7.75%, 10/15/2024 (a)	1,600,000	1,670,000
Transocean, Inc., 9.00%, 7/15/2023 (a)	14,000,000	14,660,520
		116,523,215
Financials — 14.61%
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,200,000	4,580,569
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	966,475
Bank of Nova Scotia/The, 4.65%, Perpetual	3,400,000	3,057,161
CBL & Associates LP, 5.25%, 12/1/2023	6,873,000	5,807,685
Citadel LP, 5.38%, 1/17/2023 (a)	7,674,000	7,708,698
Credit Agricole SA, 6.63%, Perpetual (b)	1,000,000	1,003,724
Everest Reinsurance Holdings, Inc., 5.00%, 5/15/2037 (3MO LIBOR + 238.50bps)(b)	11,202,000	9,873,947

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Genworth Holdings, Inc., 7.63%, 9/24/2021	$3,268,000	$3,300,680
Hartford Financial Services Group, Inc., 4.74%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(b)	6,117,000	5,239,058
Hercules Capital, Inc., 4.63%, 10/23/2022	1,000,000	962,592
Icahn Enterprises LP, 6.75%, 2/1/2024	3,500,000	3,618,125
ILFC E-Capital Trust I, 4.55%, 12/21/2065 (USD CMT 30YR + 155bps)(b)	590,000	449,270
ILFC E-Capital Trust I, 4.55%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	6,000,000	4,568,850
ILFC E-Capital Trust II, 4.80%, 12/21/2065 (a),(b)	1,000,000	770,000
Jefferies Finance, LLC, 6.88%, 4/15/2022	4,675,000	4,639,937
Jefferies Finance, LLC, 7.25%, 8/15/2024 (a)	3,000,000	2,868,750
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (a)	2,301,000	2,139,930
Liberty Mutual Group, Inc., 5.69%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(b)	3,000,000	2,854,335
Lincoln Finance Ltd., 7.38%, 4/15/2021 (a)	2,700,000	2,737,125
PennyMac Corporation, 5.38%, 5/1/2020 (c)	4,000,000	3,975,416
PRA Group, Inc., 3.00%, 8/1/2020 (c)	9,775,000	9,400,051
Reinsurance Group of America, 5.45%, 12/15/2065 (3MO LIBOR + 266.50bps)(b)	600,000	528,885
Washington Prime Group LP, 5.95%, 8/15/2024	4,000,000	3,630,150
XLIT Ltd., Class E, 5.25%, 12/31/2049 (3MO LIBOR + 245.75bps)(b)	12,711,000	12,139,005
		96,820,418
Health Care — 0.28%
Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	2,000,000	1,825,000

Industrials — 4.44%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (a)	3,036,000	3,177,660
General Electric Company, Series D, 5.00%, Perpetual	10,450,000	9,159,164
Hertz Corporation, 5.88%, 10/15/2020	3,000,000	2,981,250
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	3,862,585	3,755,977
MAI Holdings, Inc., 9.50%, 6/1/2023	2,250,000	2,137,500
MAI Holdings, Inc., 9.50%, 6/1/2023 (a)	1,050,000	997,500
Mueller Industries, Inc., 6.00%, 3/1/2027	7,717,000	7,234,687
		29,443,738
Information Technology — 5.64%
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (a)	2,000,000	2,020,000
Dell, Inc., 8.35%, 7/15/2046 (a)	3,000,000	3,544,565
Harland Clarke Holdings Corporation, 8.38%, 8/15/2022 (a)	2,000,000	1,885,000
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	2,980,186
MagaChip Semiconductor Corporation, 6.63%, 7/15/2021	3,200,000	3,056,000
Rackspace Hosting, Inc., 8.63%, 11/15/2024 (a)	9,000,000	7,582,500
Seagate HDD Cayman, 4.88%, 6/1/2027	7,500,000	6,819,041
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	1,841,807
Unisys Corporation, 10.75%, 4/15/2022 (a)	7,000,000	7,648,270
		37,377,369

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Materials — 5.22%
Century Aluminum Company, 7.50%, 6/1/2021 (a)	$4,119,000	$4,129,297
Eldorado Gold Corporation, 6.13%, 12/15/2020 (a)	3,815,000	3,643,325
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (a)	2,500,000	2,471,875
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (a)	6,880,000	6,613,469
Kinross Gold Corporation, 4.50%, 7/15/2027	1,550,000	1,398,875
Kinross Gold Corporation, 6.88%, 9/1/2041	6,000,000	6,030,000
Norbord, Inc., 6.25%, 4/15/2023 (a)	3,400,000	3,455,250
Rayonier Advanced Materials Products, Inc., 5.50%, 6/1/2024 (a)	6,000,000	5,439,300
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,381,000	1,394,810
		34,576,201
Real Estate — 1.57%
Colony NorthStar, Inc., 3.88%, 1/15/2021 (c)	10,000,000	9,490,000
Colony NorthStar, Inc., 5.00%, 4/15/2023 (c)	1,000,000	924,061
		10,414,061
Structured Notes — 2.39%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/17/2020	3,000,000	2,994,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, 6/19/2020	4,500,000	4,492,350
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P Index, 0.69%, 8/30/2028 (b)	3,000,000	1,807,500
Morgan Stanley Contingent Income Securities, Russell 200 Index and EURO STOXX 50 Index, 7.70%, 6/28/2028 (b)	3,000,000	3,319,800
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (b)	3,000,000	3,213,900
		15,827,550
Utilities — 2.03%
Crockett Cogeneration LP, 5.87%, 3/30/2025 (a)	389,403	264,794
PPL Capital Funding, Inc., Series A, 5.47%, 3/30/2067 (3MO LIBOR + 266.50bps)(b)	7,000,000	6,337,135
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (a)	7,000,000	6,860,000
		13,461,929
Total Corporate Bonds and Notes
(Cost $424,039,675)		404,102,815

SECURITIZED DEBT OBLIGATIONS — 0.80%
Asset Backed Securities — 0.80%
ECAF I Limited, Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	2,510,436	2,566,075
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	2,663,368	2,721,840

Total Securitized Debt Obligations
(Cost $5,238,469)		5,287,915

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
INVESTMENT COMPANIES — 2.99%(d)
Open-End Funds — 2.99%
Yorktown Mid Cap Fund, Institutional Class	763,875	$6,492,939
Yorktown Small Cap Fund, Institutional Class	1,189,765	13,313,473

Total Investment Companies
(Cost $19,624,921)		19,806,412
Total Investments — 97.60%
(Cost $666,143,846)		646,736,337
Other Assets in Excess of Liabilities — 2.40%		15,907,281
Net Assets — 100.00%		$662,643,618

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Convertible bond.

(d)	Affiliated issuer.

MLP – Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2019

Holdings Summary (as a percentage of net assets)

Corporate Bonds and Notes	91.99%
Securitized Debt Obligations	4.96%
Preferred Stocks	0.33%
Municipal Bonds	0.14%
Other	2.58%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 91.99%
Communication Services — 5.42%
Hughes Satellite Systems Corporation, 6.50%, 6/15/2019	$10,315,000	$10,441,410
Sprint Spectrum Company, L.P., 3.36%, 3/20/2023 (a)	7,125,938	7,104,560
Time Warner Cable LLC, 8.25%, 4/1/2019	2,200,000	2,218,175
		19,764,145
Consumer Discretionary — 8.38%
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/2020	3,154,000	3,177,655
Huron Consulting Group, Inc., 1.25%, 10/1/2019 (b)	2,000,000	1,965,000
Hyundai Capital America, 2.00%, 7/1/2019 (a)	850,000	845,433
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	988,339
Hyundai Capital America, 3.80%, 9/18/2020 (3MO LIBOR + 100bps)(a),(c)	1,000,000	998,605
Lennar Corporation, 4.50%, 6/15/2019	323,000	323,808
Li & Fung Ltd., 5.25%, 5/13/2020	1,000,000	1,014,202
Macy’s Retail Holdings, Inc., 9.50%, 4/15/2021	760,500	797,674
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,800,000	1,819,723
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021 (a)	2,645,000	2,673,982
QVC, Inc., 3.13%, 4/1/2019	305,000	304,630
Silversea Cruise Finance, 7.25%, 2/1/2025 (a)	9,601,000	10,333,076
ZF North America Capital, Inc., 4.00%, 4/29/2020 (a)	4,820,000	4,805,960
ZF North America Capital, Inc., 4.00%, 4/29/2020	550,000	548,398
		30,596,485
Consumer Staples — 1.27%
Bacardi Ltd., 4.50%, 1/15/2021 (a)	500,000	504,211
Dollar Tree, Inc., 3.47%, 4/17/2020 (3MO LIBOR + 70bps)(c)	500,000	498,064
Louis Dreyfus Company BV, 5.25%, 6/13/2023	500,000	479,295
Smithfield Foods, Inc., 2.70%, 1/31/2020 (a)	3,205,000	3,166,802
		4,648,372
Energy — 11.27%
Andeavor, 5.38%, 10/1/2022	3,234,000	3,254,366
Andeavor Logistics LP, 6.25%, 10/15/2022	8,247,000	8,473,792
Andeavor Logistics LP, 6.38%, 5/1/2024	5,006,000	5,225,013
Continental Resources, Inc., 5.00%, 9/15/2022	4,514,000	4,541,566
Enbridge Energy Partners LP, 9.88%, 3/1/2019	1,596,000	1,603,916
Energy Transfer Partners LP, 9.00%, 4/15/2019	322,000	325,602
KOC Holding AS, 3.50%, 4/24/2020	500,000	493,703
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	11,105,000	11,189,229

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Motiva Enterprises LLC, 5.75%, 1/15/2020 (a)	$92,000	$93,619
PBF Holding Company LLC, 7.00%, 11/15/2023	600,000	604,320
Rockies Express Pipeline LLC, 5.63%, 4/15/2020 (a)	2,550,000	2,607,375
Texas Gas Transmission LLC, 4.50%, 2/1/2021 (a)	930,000	935,364
Williams Companies, Inc. (The), 7.88%, 9/1/2021	1,605,000	1,766,210
		41,114,075
Financials — 26.89%
Aircastle Ltd., 6.25%, 12/1/2019	2,810,000	2,871,005
Aircastle Ltd., 7.63%, 4/15/2020	1,317,000	1,376,175
Army Hawaii Family Housing Trust Certificates, 2.91%, 6/15/2050 (1MO LIBOR + 40bps)(a),(c)	1,330,000	1,052,195
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,024,386
Athene Global Funding, 4.04%, 7/1/2022 (a),(c)	2,000,000	2,001,914
Bank of America Corporation, Series V, 5.13%, Perpetual (3MO LIBOR + 338.7bps)(c)	1,500,000	1,494,713
Cantor Fitzgerald LP, 7.88%, 10/15/2019 (a)	735,000	756,479
Citadel LP, 5.38%, 1/17/2023 (a)	800,000	803,617
CNP Assurances SA, 6.88%, Perpetual (USSW6 + 500bps)(c)	1,000,000	1,015,281
Depository Trust & Clearing Corporation (The), Series C, 4.88%, Perpetual (3MO LIBOR + 316.70bps)(a),(c)	1,915,000	1,896,970
Discover Bank, 8.70%, 11/18/2019	169,000	175,786
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	6,040,000	6,046,230
Everest Reinsurance Holdings, Inc., 5.00%, 5/15/2037 (3MO LIBOR + 238.50bps)(c)	11,000,000	9,695,895
Hartford Financial Services Group, Inc. (The), 4.74%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(c)	5,455,000	4,672,071
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,551,494
Icahn Enterprises, LP, 6.00%, 8/1/2020	11,372,000	11,485,720
ILFC E-Capital Trust I, 4.55%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(c)	1,000,000	761,475
Jefferies Group LLC, Series 1687, 4.25%, 7/21/2031 (c)	329,000	300,475
JPMorgan Chase & Company, MTN, 3.84%, 3/21/2023 (3MO LIBOR + 105bps)(c)	100,000	99,539
JPMorgan Chase & Company, Series V, 5.00%, Perpetual	1,000,000	996,250
JPMorgan Chase & Company, Series 1, 5.99%, Perpetual (3MO LIBOR + 347bps)(c)	2,224,000	2,240,624
La Mondiale SAM, 7.63%, Perpetual (USSW6 + 653bps)(c)	4,000,000	4,042,424
Liberty Mutual Group, Inc., 5.69%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(c)	2,045,000	1,945,705
Lincoln National Corporation, 5.00%, 5/17/2066 (3MO LIBOR + 235.75bps)(c)	2,000,000	1,732,950
Main Street Capital Corporation, 4.50%, 12/1/2019	5,786,000	5,796,546

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Nationwide Mutual Insurance Company, 5.08%, 12/15/2024 (3MO LIBOR + 229bps)(a),(c)	$2,275,000	$2,269,799
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022 (c)	1,250,000	1,170,069
PennyMac Corporation, 5.38%, 5/1/2020 (b)	5,000,000	4,969,270
QBE Capital Funding III Ltd., 7.25%, 5/24/2041 (c)	2,000,000	2,079,060
Reinsurance Group of America, Inc., 5.45%, 12/15/2065 (3MO LIBOR + 266.50bps)(c)	995,000	877,068
RWT Holdings, Inc., 5.63%, 11/15/2019 (b)	10,636,000	10,696,327
Senior Housing Properties Trust, 3.25%, 5/1/2019	1,821,000	1,814,973
Senior Housing Properties Trust, 6.75%, 4/15/2020	720,000	730,626
Senior Housing Properties Trust, 6.75%, 12/15/2021	1,501,000	1,572,615
Synovus Financial Corporation, 5.75%, 12/15/2025 (3MO LIBOR + 418.20bps)(c)	250,000	253,750
Wachovia Capital Trust II, 5.57%, Perpetual (Greater of 3MO LIBOR + 93bps or 5.57%)(c)	1,000,000	968,380
Washington Prime Group LP, 3.85%, 4/1/2020	1,000,000	987,897
XLIT Ltd., Class E, 5.25%, Perpetual (3MO LIBOR + 245.75bps)(c)	2,000,000	1,910,000
		98,135,753
Health Care — 3.90%
HCA, Inc., 4.25%, 10/15/2019	811,000	817,792
HCA, Inc., 6.50%, 2/15/2020	6,274,000	6,462,220
MEDNAX, Inc., 5.25%, 12/1/2023 (a)	345,000	346,725
Quest Diagnostics, Inc., 2.70%, 4/1/2019	400,000	399,658
Teva Pharmaceutical Finance Company BV, Series 2, 3.65%, 11/10/2021	2,000,000	1,933,041
Teva Pharmaceutical Finance III BV, 2.20%, 7/21/2021	3,800,000	3,594,007
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	700,000	676,564
		14,230,007
Industrials — 14.51%
Air Canada Pass-Through Certificates, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	280,222	284,215
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	71,008	75,269
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	1,007,662	1,021,316
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	2,197,299	2,221,799
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	88,849	88,245
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,701,765	1,657,298
Arconic, Inc., 6.15%, 8/15/2020	728,000	750,750
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	6,000,000	6,172,500
BorgWarner, Inc., 8.00%, 10/1/2019	80,000	82,645

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
British Airways plc Pass Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020 (a)	$85,680	$86,833
CNH Industrial Capital LLC, 3.38%, 7/15/2019	600,000	601,206
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/2019	7,087,304	7,258,462
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	1,187,388	1,206,505
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	109,035	110,398
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.05%, 11/1/2020	26,804	27,630
Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.71%, 4/2/2021	165,124	171,960
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	249,613	260,609
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/2019 (a)	1,996,135	2,012,903
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	1,023,625	1,107,435
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	251,009	273,373
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	92,035	93,451
Delta Air Lines Pass-Through Trust, Series 2009-1, Class A, 7.75%, 12/17/2019	1,213,761	1,253,225
Doric Nimrod Air Alpha Limited Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	379,041	382,206
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class B, 6.50%, 5/30/2021 (a)	149,787	151,297
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	2,382,076	2,454,325
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	5,744,414	5,809,039
General Electric Company, MTN, 3.10%, 8/15/2036 (3MO LIBOR + 48BPS)(c)	250,000	180,106
Hainan Airlines Hong Kong Company Ltd., 3.63%, 2/7/2020	5,020,000	5,015,422
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	1,522,749	1,480,722
Macquarie Infrastructure Corporation, 2.88%, 7/15/2019 (b)	3,000,000	2,995,950
Oshkosh Corporation, 5.38%, 3/1/2025	1,525,000	1,551,687
Spirit Airlines Pass Through Trust, Series 2015-1, B, 4.45%, 4/1/2024	475,965	472,538
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	163,116	163,597
United Airlines Pass Through Trust, Series 2017-1, Class A, 6.64%, 7/2/2022	839,510	868,935

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	$655,362	$655,461
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	1,761,363	1,818,466
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,112,663	1,161,067
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	949,609	969,484
		52,948,329
Information Technology — 8.68%
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (a)	6,677,000	6,743,770
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	1,931,000	1,938,241
Dell International LLC, 7.13%, 6/15/2024 (a)	500,000	527,920
Dell, Inc., 5.88%, 6/15/2021 (a)	1,880,000	1,915,365
Flex Ltd., 4.63%, 2/15/2020	3,734,000	3,769,468
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	1,960,649
Leidos Holdings, Inc., 4.45%, 12/1/2020	5,243,000	5,344,190
NXP Funding, LLC, 4.13%, 6/15/2020 (a)	3,044,000	3,051,610
NXP Funding, LLC, 4.13%, 6/1/2021 (a)	1,550,000	1,559,595
Sanmina Corporation, 4.38%, 6/1/2019 (a)	1,125,000	1,127,813
Seagate HDD Cayman, 4.25%, 3/1/2022	800,000	792,014
Twitter, Inc., 0.25%, 9/15/2019 (b)	3,000,000	2,933,340
		31,663,975
Materials — 5.12%
INVISTA Finance LLC, 4.25%, 10/15/2019	315,000	316,575
INVISTA Finance LLC, 4.25%, 10/15/2019 (a)	13,430,000	13,497,150
Kinross Gold Corporation, 5.13%, 9/1/2021	1,175,000	1,207,313
Methanex Corporation, 3.25%, 12/15/2019	200,000	199,069
Sociedad Quimica y Minera de Chile SA, 5.50%, 4/21/2020	900,000	923,625
Standard Industries, Inc., 5.50%, 2/15/2023 (a)	495,000	504,900
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,000,000	1,010,000
Steel Dynamics, Inc., 5.13%, 10/1/2021	1,000,000	1,008,750
		18,667,382
Real Estate — 4.71%
Colony Capital, Inc., 3.88%, 1/15/2021 (b)	500,000	474,500
MPT Operating Partnership LP, 6.38%, 3/1/2024	5,856,000	6,148,800
Sabra Capital Corporation, 5.50%, 2/1/2021	8,000,000	8,085,000
Spirit Realty Capital, Inc., 2.88%, 5/15/2019 (b)	2,500,000	2,498,438
		17,206,738
Utilities — 1.84%
Dominion Energy, Inc., Series 6, Class A, 5.63%, 6/30/2066 (3MO LIBOR + 282.50bps)(c)	100,000	94,148
Dominion Energy, Inc., Series 6, Class B, 5.10%, 9/30/2066 (3MO LIBOR + 230bps)(c)	2,118,000	1,930,504
DTE Gas Company, 5.00%, 10/1/2019	1,000,000	1,013,078
Duke Energy Corporation, 5.05%, 9/15/2019	700,000	708,578
IPALCO Enterprises, Inc., 3.45%, 7/15/2020	1,156,000	1,152,959

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
PPL Capital Funding, Inc., Series A, 5.47%, 3/30/2067 (3MO LIBOR + 266.50bps)(c)	$2,000,000	$1,810,610
		6,709,877
Total Corporate Bonds and Notes
(Cost $339,360,675)		335,685,138

SECURITIZED DEBT OBLIGATIONS — 4.96%
Mortgage Backed Securities — 0.01%
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042 (c)	19,022	18,721

Asset Backed Securities — 4.95%
Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.88%, 3/17/2036 (a)	225,581	228,869
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (a)	500,000	496,029
California Funding Ltd., Series 2013-1A, Class A, 3.35%, 3/27/2028 (a)	854,167	847,345
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028 (a)	1,253,750	1,236,845
Cronos Containers Program Ltd., Series 2014-2A, Class A, 3.27%, 11/18/2029	4,060,000	4,014,781
Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/2022 (a)	300,000	299,991
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	1,434,535	1,466,328
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021 (a)	3,500,000	3,488,756
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	316,200	315,343
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (a)	100,000	99,952
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (a)	294,475	291,109
SBA Tower Trust, Series 2014-1C, 2.90%, 10/15/2019 (a)	1,375,000	1,370,475
Spirit Master Funding, LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045 (a)	996,562	991,441
STORE Master Funding LLC, Series 2013-3A, Class A1, 4.24%, 11/20/2043 (a)	686,398	687,613
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047 (a)	1,407,632	1,395,354
Virgin Australia 2013-1A Passthrough Trust, Series 2013-1, Class A, 5.00%, 4/23/2025 (a)	355,562	360,771
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	495,684
		18,086,686
Total Securitized Debt Obligations
(Cost $18,076,143)		18,105,407

MUNICIPAL BONDS — 0.14%
Florida — 0.14%
State of Florida Lottery, Revenue, 6.58%, 7/1/2029	500,000	508,070

Total Municipal Bonds
(Cost $507,312)		508,070

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
PREFERRED STOCKS — 0.33%
Financials — 0.19%
Argo Group U.S., Inc., 6.50%	22,907	$584,129
Medley Capital Corporation, 6.13%	258	6,398
Medley LLC, 6.88%	1,000	21,530
TriplePoint Venture Growth - BDC Corporation, 5.75%	4,000	100,600
		712,657
Industrials — 0.14%
Seaspan Corporation, 6.38%	20,000	503,800

Total Preferred Stocks
(Cost $1,221,784)		1,216,457

Total Investments — 97.42%
(Cost $359,165,914)		355,515,072
Other Assets in Excess of Liabilities — 2.58%		9,423,064
Net Assets — 100.00%		$364,938,136

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Convertible bond.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

BDC – Business Development Company

MTN – Medium Term Note

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2019

Holdings Summary (as a percentage of net assets)

Growth Funds	33.78%
Small Cap Funds	24.82%
Mid Cap Funds	21.49%
Income Funds	18.79%
Other	1.12%
100.00%

	Shares	Fair Value
INVESTMENT COMPANIES — 98.88%(a)
Open-End Funds — 98.88%
Income Funds — 18.79%
Yorktown Capital Income Fund, Institutional Class	166,413	$5,073,920

Growth Funds — 33.78%
Yorktown Growth Fund, Institutional Class	621,863	9,122,735

Mid Cap Funds — 21.49%
Yorktown Mid Cap Fund, Institutional Class	682,905	5,804,695

Small Cap Funds — 24.82%
Yorktown Small Cap Fund, Institutional Class	599,127	6,704,228
Total Investment Companies
(Cost $22,565,856)		26,705,578
Other Assets in Excess of Liabilities — 1.12%		301,666
Net Assets — 100.00%		$27,007,244

(a)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

January 31, 2019

Holdings Summary (as a percentage of net assets)

Information Technology	23.23%
Consumer Discretionary	20.17%
Financials	16.04%
Industrials	12.87%
Health Care	9.69%
Utilities	4.94%
Communication Services	4.52%
Consumer Staples	2.12%
Real Estate	1.77%
Materials	1.32%
Other	3.33%
100.00%

	Shares	Fair Value
COMMON STOCKS — 96.67%
Communication Services — 4.52%
TechTarget, Inc.(a)	33,172	$480,994
World Wrestling Entertainment, Inc., Class A	8,900	732,826
		1,213,820
Consumer Discretionary — 20.17%
Children’s Place, Inc. (The)	5,431	525,504
Choice Hotels International, Inc.	10,190	806,641
Conn’s, Inc.(a)	24,269	508,193
Cracker Barrel Old Country Store, Inc.	5,162	863,499
DSW, Inc., Class A	9,717	264,788
Duluth Holdings, Inc., Class B(a)	10,100	241,188
Eldorado Resorts, Inc.(a)	9,068	422,750
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,514	665,539
Shake Shack, Inc., Class A(a)	7,375	352,230
Wingstop, Inc.	11,732	770,206
		5,420,538
Consumer Staples — 2.12%
Medifast, Inc.	4,482	570,290

Financials — 16.04%
CenterState Banks Corporation	18,250	452,600
First American Financial Corporation	22,121	1,107,820
Independent Bank Group, Inc.	7,045	371,694
LPL Financial Holdings, Inc.	10,727	754,859
Main Street Capital Corporation - BDC	11,607	427,950
Morningstar, Inc.	5,833	724,167
Universal Insurance Holdings, Inc.	12,500	471,500
		4,310,590
Health Care — 9.69%
Cantel Medical Corporation	6,704	545,840
Enanta Pharmaceuticals, Inc.(a)	6,034	479,280
Inogen, Inc.(a)	5,362	810,788
NeoGenomics, Inc.(a)	17,500	290,850
Sinovac Biotech Ltd.(a)	74,893	478,566
		2,605,324
Industrials — 12.87%
Douglas Dynamics, Inc.	11,406	403,772
Echo Global Logistics, Inc.(a)	20,177	479,405
FTI Consulting, Inc.(a)	4,172	285,031
Granite Construction, Inc.	11,406	492,967
Mueller Industries, Inc.	23,466	608,004
NV5 Global, Inc.(a)	13,006	920,435
TriNet Group, Inc.(a)	5,904	269,577
		3,459,191

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Information Technology — 23.23%
Fabrinet(a)	18,236	$1,036,534
Hackett Group, Inc. (The)	46,212	831,354
Ichor Holdings Ltd.(a)	18,670	384,042
Mesa Laboratories, Inc.	4,157	941,685
Novanta, Inc.(a)	10,325	719,446
Paycom Software, Inc.(a)	10,257	1,520,498
SMART Global Holdings, Inc.(a)	16,774	416,163
TTM Technologies, Inc.(a)	34,352	394,361
		6,244,083
Materials — 1.32%
Schweitzer-Mauduit International, Inc.	11,083	355,321

Real Estate — 1.77%
Getty Realty Corporation	14,844	475,899

Utilities — 4.94%
Chesapeake Utilities Corporation	8,112	734,704
New Jersey Resources Corporation	12,211	592,233
		1,326,937
Total Common Stocks
(Cost $25,316,963)		25,981,993
Other Assets in Excess of Liabilities — 3.33%		894,809
Net Assets — 100.00%		$26,876,802

(a)	Non-income producing security.

BDC – Business Development Company

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS

January 31, 2019

Holdings Summary (as a percentage of net assets)

Financials	21.26%
Health Care	20.97%
Consumer Discretionary	13.30%
Energy	11.64%
Information Technology	10.57%
Materials	6.41%
Industrials	5.75%
Consumer Staples	4.42%
Communication Services	2.47%
Other	3.21%
100.00%

	Shares	Fair Value
COMMON STOCKS — 96.79%
Communication Services — 2.47%
CenturyLink, Inc.	31,500	$482,580

Consumer Discretionary — 13.30%
Advance Auto Parts, Inc.	5,100	811,920
Michaels Companies, Inc. (The)(a)	24,000	332,640
Newell Brands, Inc.	31,500	668,115
Strategic Education, Inc.	1,500	164,100
Tapestry, Inc.	16,000	619,360
		2,596,135
Consumer Staples — 4.42%
Coty, Inc., Class A	29,500	228,920
Kroger Company (The)	22,400	634,592
		863,512
Energy — 11.64%
Antero Resources Corporation(a)	57,000	573,420
Devon Energy Corporation	18,700	498,355
Noble Energy, Inc.	26,500	592,010
Plains GP Holdings LP, Class A	22,350	510,474
Weatherford International plc(a)	150,000	97,260
		2,271,519
Financials — 21.26%
Ally Financial, Inc.	35,000	912,100
AXA Equitable Holdings, Inc.	36,100	669,294
E*TRADE Financial Corporation	18,200	849,212
Lincoln National Corporation	14,765	863,605
SLM Corporation(a)	79,700	853,587
		4,147,798
Health Care — 20.97%
AmerisourceBergen Corporation	10,600	883,722
DaVita, Inc.(a)	15,300	858,789
Mylan N.V.(a)	24,500	733,775
Perrigo Company plc	13,800	641,010
Quest Diagnostics, Inc.	3,000	262,050
Zimmer Biomet Holdings, Inc.	6,500	712,140
		4,091,486
Industrials — 5.75%
MSC Industrial Direct Company, Inc., Class A	9,500	793,155
NN, Inc.	36,000	328,680
		1,121,835
Information Technology — 10.57%
CommScope Holding Company, Inc.(a)	23,200	485,112
DXC Technology Company	8,800	564,256
Hewlett Packard Enterprise Company	40,900	637,631
IPG Photonics Corporation(a)	1,500	199,500
Motorola Solutions, Inc.	1,500	175,365
		2,061,864

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Materials — 6.41%
Freeport-McMoRan, Inc.	30,000	$349,200
Reliance Steel & Aluminum Company	11,000	900,680
		1,249,880
Total Common Stocks
(Cost $21,721,321)		18,886,609
Other Assets in Excess of Liabilities — 3.21%		625,425
Net Assets — 100.00%		$19,512,034

(a)	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2019

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $39,496,629, $22,179,811, $646,518,925 and $359,165,914, respectively)	$50,767,336	$22,679,634	$626,929,925	$355,515,072
Investments in affiliated issuers at value (identified cost of $—, $—, $19,624,921 and $—, respectively)	—	—	19,806,412	—
Total investments	50,767,336	22,679,634	646,736,337	355,515,072
Cash	1,056,427	1,421,346	10,750,081	6,256,242
Dividends and interest receivable	20,615	79,546	6,680,199	5,026,534
Receivable for securities sold	—	—	628,091	—
Reclaims receivable	24,791	6,447	—	—
Receivable for shareholder purchases	78,373	2,127	335,241	260,788
Other assets	19,728	17,762	59,926	51,564
Total assets	51,967,270	24,206,862	665,189,875	367,110,200

Liabilities:
Payable for shareholder redemptions	108,416	26,388	644,166	735,168
Payable for securities purchased	—	—	1,192,287	994,727
Accrued distribution fees	18,543	10,385	302,595	136,992
Accrued advisory fees	42,076	12,354	220,168	199,445
Accrued accounting service and transfer agent fees	12,292	9,465	78,701	35,806
Other accrued expenses	20,937	14,839	108,390	69,926
Total liabilities	202,264	73,431	2,546,257	2,172,064

Net assets	$51,765,006	$24,133,431	$662,643,618	$364,938,136

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Class A: Shares outstanding	614,877	127,054	10,327,364	5,607,425
Net assets	$8,486,685	$3,743,876	$103,029,999	$21,891,154
Net asset value per share	$13.80	$29.47	$9.98	$3.90
Maximum offering price per share (Note 2)	$14.64	$31.27	$10.59	$3.99
Class L: Shares outstanding	2,069,992	410,794	30,651,888	45,844,595
Net assets	$23,096,905	$11,483,403	$288,428,471	$163,409,331
Net asset value per share	$11.16	$27.95	$9.41	$3.56
Class C: Shares outstanding			2,636,759
Net assets			$24,353,838
Net asset value per share			$9.24
Institutional Class: Shares outstanding	1,375,805	292,059	23,590,166	43,192,013
Net assets	$20,181,416	$8,906,152	$246,831,310	$179,637,651
Net asset value per share	$14.67	$30.49	$10.46	$4.16

Net assets consist of:
Paid-in capital	$36,697,348	$23,606,355	$812,041,950	$370,313,026
Accumulated earnings (deficit)	15,067,658	527,076	(149,398,332)	(5,374,890)

Net assets applicable to outstanding shares of beneficial interest	$51,765,006	$24,133,431	$662,643,618	$364,938,136

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $—, $25,316,963 and $21,721,321, respectively)	$—	$25,981,993	$18,886,609
Investments in affiliated issuers at value (identified cost of $22,565,856, $— and $—, respectively)	26,705,578	—	—
Total investments	26,705,578	25,981,993	18,886,609
Cash	317,282	912,136	586,594
Dividends and interest receivable	349	14,288	22,963
Receivable for shareholder purchases	—	—	26,500
Other assets	21,109	11,414	10,177
Total assets	27,044,318	26,919,831	19,532,843

Liabilities:
Payable for shareholder redemptions	3,588	15,965	—
Accrued distribution fees	6,534	749	626
Accrued advisory fees	6,700	6,504	1,421
Accrued accounting service and transfer agent fees	8,574	8,633	8,933
Other accrued expenses	11,678	11,178	9,829
Total liabilities	37,074	43,029	20,809

Net assets	$27,007,244	$26,876,802	$19,512,034

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Class A: Shares outstanding	161,585	25,146	24,023
Net assets	$3,726,749	$279,875	$202,991
Net asset value per share	$23.06	$11.13	$8.45
Maximum offering price per share (Note 2)	$24.47	$11.81	$8.97
Class L: Shares outstanding	324,013	78,467	89,706
Net assets	$6,883,223	$856,416	$743,583
Net asset value per share	$21.24	$10.91	$8.29
Institutional Class: Shares outstanding	659,195	2,300,121	2,184,933
Net assets	$16,397,272	$25,740,511	$18,565,460
Net asset value per share	$24.87	$11.19	$8.50

Net assets consist of:
Paid-in capital	$19,654,600	$26,087,642	$22,974,051
Accumulated earnings (deficit)	7,352,644	789,160	(3,462,017)

Net assets applicable to outstanding shares of beneficial interest	$27,007,244	$26,876,802	$19,512,034

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended January 31, 2019

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $101,963, $92,485, $63,735 and $—, respectively)	$754,163	$768,496	$13,766,385	$90,380
Dividends from affiliated issuers	—	—	232,140	—
Interest (net of foreign taxes withheld of $—, $317, $1,474 and $1,141, respectively)	24,370	430,539	29,105,754	11,943,660
Total income	778,533	1,199,035	43,104,279	12,034,040
Expenses
Investment advisory fees	609,105	193,285	2,996,368	2,234,796
Distribution fees
Class A	—	11,649	617,409	—
Class L	266,050	125,374	3,238,567	1,522,926
Class C			232,162
Transfer agent fees	74,155	50,087	682,485	207,575
Accounting service fees	66,057	63,187	144,539	91,643
Registration fees	38,314	35,088	71,264	77,684
Custodial fees	21,441	13,655	75,520	44,060
Professional fees	19,501	15,897	113,229	59,548
Trustee fees	7,040	4,090	83,664	24,722
Shareholder reports	6,852	6,148	71,800	20,633
Insurance	4,018	2,232	49,232	14,201
Interest expense	1,382	—	9,070	269
Miscellaneous	37,226	29,497	145,675	100,957
Total operating expenses	1,151,141	550,189	8,530,984	4,399,014
Less expenses waived by investment adviser	—	—	—	(34,671)
Net operating expenses	1,151,141	550,189	8,530,984	4,364,343
Net investment income (loss)	(372,608)	648,846	34,573,295	7,669,697
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	7,971,431	3,415,864	(3,848,046)	(1,322,742)
Long-term capital gain distributions from affiliated investment companies	—	—	342,970	—
Net realized gain from security transactions in affiliated issuers	—	—	154,682	—
Change in unrealized depreciation on investments in unaffiliated issuers	(15,272,611)	(5,917,764)	(48,410,675)	(3,988,332)
Change in unrealized depreciation on investments in affiliated issuers	—	—	(2,955,357)	—
Net realized and change in unrealized loss on investments	(7,301,180)	(2,501,900)	(54,716,426)	(5,311,074)
Net increase (decrease) in net assets resulting from operations	$(7,673,788)	$(1,853,054)	$(20,143,131)	$2,358,623

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Investment income
Dividends from unaffiliated issuers	$—	$299,513	$320,392
Dividends from affiliated issuers	469,196	—	—
Interest	5,454	23,389	15,881
Total income	474,650	322,902	336,273
Expenses
Investment advisory fees	78,775	231,658	252,558
Distribution fees
Class A	12,711	252	516
Class L	120,397	7,169	7,782
Transfer agent fees	54,185	36,964	40,764
Accounting service fees	62,535	62,554	62,427
Registration fees	40,223	47,020	49,379
Custodial fees	7,482	2,212	1,495
Professional fees	14,532	13,705	13,187
Trustee fees	2,943	2,328	2,314
Shareholder reports	3,440	2,743	2,030
Insurance	1,729	1,399	1,356
Interest expense	302	—	942
Miscellaneous	10,956	19,868	15,685
Total operating expenses	410,210	427,872	450,435
Less expenses waived by investment adviser	—	(124,491)	(164,389)
Net operating expenses	410,210	303,381	286,046
Net investment income	64,440	19,521	50,227
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain from security transactions in unaffiliated issuers	—	203,308	389,814
Long-term capital gain distributions from affiliated investment companies	2,821,303	—	—
Net realized gain from security transactions in affiliated issuers	1,104,461	—	—
Change in unrealized depreciation on investments in unaffiliated issuers	—	(1,144,511)	(5,782,541)
Change in unrealized depreciation on investments in affiliated issuers	(5,969,903)	—	—
Net realized and change in unrealized loss on investments	(2,044,139)	(941,203)	(5,392,727)
Net decrease in net assets resulting from operations	$(1,979,699)	$(921,682)	$(5,342,500)

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund		Capital Income Fund
	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(a)	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(b)
Operations:
Net investment income (loss)	$(372,608)	$(318,906)	$648,846	$584,597
Net realized gain from security transactions	7,971,431	6,688,834	3,415,864	8,217,326
Change in unrealized appreciation (depreciation) on investments	(15,272,611)	9,896,705	(5,917,764)	(1,792,027)
Net increase (decrease) in net assets resulting from operations	(7,673,788)	16,266,633	(1,853,054)	7,009,896

Distributions:
From earnings:
Class A	(1,478,081)	(898,289)	(1,127,711)	(1,009,857)
Class L	(4,455,191)	(2,166,212)	(3,239,457)	(2,304,374)
Institutional Class	(3,576,891)	(1,274,089)	(3,345,446)	(3,067,628)
Total distributions	(9,510,163)	(4,338,590)	(7,712,614)	(6,381,859)

Capital Transactions — Class A:
Proceeds from shares sold	1,134,414	972,211	281,777	486,038
Reinvestment of distributions	1,437,271	893,455	1,086,342	980,714
Amount paid for shares redeemed	(6,238,370)	(17,549,590)	(2,175,877)	(2,780,125)
Total Class A	(3,666,685)	(15,683,924)	(807,758)	(1,313,373)
Capital Transactions — Class L:
Proceeds from shares sold	1,747,937	1,633,320	712,486	1,089,334
Reinvestment of distributions	4,277,978	2,089,843	3,196,765	2,286,330
Amount paid for shares redeemed	(6,100,116)	(4,621,555)	(3,214,318)	(4,257,147)
Total Class L	(74,201)	(898,392)	694,933	(881,483)
Capital Transactions — Institutional Class:
Proceeds from shares sold	12,597,382	14,463,926	2,116,065	3,034,429
Reinvestment of distributions	3,566,237	724,987	3,307,798	1,623,636
Amount paid for shares redeemed	(12,249,848)	(3,875,175)	(11,376,110)	(5,766,169)
Total Institutional Class	3,913,771	11,313,738	(5,952,247)	(1,108,104)
Net increase (decrease) in net assets resulting from capital share transactions	172,885	(5,268,578)	(6,065,072)	(3,302,960)
Total increase (decrease) in net assets	(17,011,066)	6,659,465	(15,630,740)	(2,674,923)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Capital Income Fund
	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(a)	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(b)
Net Assets
Beginning of year	$68,776,072	$62,116,607	$39,764,171	$42,439,094
End of year	$51,765,006	$68,776,072	$24,133,431	$39,764,171

Share Transactions — Class A:
Shares sold	64,569	56,151	7,711	10,762
Shares issued in reinvestment of distributions	106,386	51,975	36,797	23,778
Shares redeemed	(368,120)	(1,013,219)	(56,946)	(63,525)
Total Class A	(197,165)	(905,093)	(12,438)	(28,985)
Share Transactions — Class L:
Shares sold	134,469	111,137	22,504	25,498
Shares issued in reinvestment of distributions	391,040	143,140	115,057	57,725
Shares redeemed	(435,188)	(316,666)	(86,395)	(98,039)
Total Class L	90,321	(62,389)	51,166	(14,816)
Share Transactions — Institutional Class:
Shares sold	790,809	783,552	55,292	69,867
Shares issued in reinvestment of distributions	248,345	40,077	107,990	38,402
Shares redeemed	(847,943)	(216,224)	(308,005)	(126,183)
Total Institutional Class	191,211	607,405	(144,723)	(17,914)

(a)

For the fiscal year ended January 31, 2018, all distributions to shareholders from earnings consisted of net realized gains. As of January 31, 2018, accumulated undistributed net investment income was $(234,414).

(b)

For the fiscal year ended January 31, 2018, distributions to shareholders from earnings consisted of net investment income in the amount of $151,070 (Class A), $269,000 (Class L) and $529,032 (Institutional Class) and realized gains in the amount of $858,787 (Class A) $2,035,374 (Class L) and $2,538,596 (Institutional Class). As of January 31, 2018, accumulated undistributed net investment income was $7,925.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(a)	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(b)
Operations:
Net investment income	$34,573,295	$43,090,735	$7,669,697	$4,235,761
Net realized gain (loss) from security transactions	(3,693,364)	9,814,233	(1,322,742)	576,200
Long-term capital gain distributions from affiliated investment companies	342,970	—	—	—
Change in unrealized appreciation (depreciation) on investments	(51,366,032)	21,875,470	(3,988,332)	(219,168)
Net increase (decrease) in net assets resulting from operations	(20,143,131)	74,780,438	2,358,623	4,592,793

Distributions:
From earnings:
Class A	(5,152,798)	(8,985,352)	(490,516)	(311,938)
Class L	(12,845,051)	(21,573,376)	(3,313,677)	(1,628,121)
Class C	(961,274)	(734,735)
Institutional Class	(12,570,006)	(15,053,313)	(3,889,738)	(1,563,313)
Total distributions	(31,529,129)	(46,346,776)	(7,693,931)	(3,503,372)

Capital Transactions — Class A:
Proceeds from shares sold	13,226,829	22,988,001	17,646,565	7,677,347
Reinvestment of distributions	4,168,784	7,035,635	418,477	235,508
Amount paid for shares redeemed	(51,836,087)	(46,688,307)	(6,787,793)	(7,308,270)
Total Class A	(34,440,474)	(16,664,671)	11,277,249	604,585
Capital Transactions — Class L:
Proceeds from shares sold	36,423,629	61,160,834	126,228,229	114,709,231
Reinvestment of distributions	11,305,545	18,886,903	3,187,183	1,522,085
Amount paid for shares redeemed	(105,127,712)	(94,521,224)	(83,081,764)	(37,204,394)
Total Class L	(57,398,538)	(14,473,487)	46,333,648	79,026,922
Capital Transactions — Class C:
Proceeds from shares sold	10,389,595	12,728,415
Reinvestment of distributions	538,425	425,651
Amount paid for shares redeemed	(4,081,983)	(702,596)
Total Class C	6,846,037	12,451,470
Capital Transactions — Institutional Class:
Proceeds from shares sold	117,085,867	105,008,670	176,185,411	88,614,826
Reinvestment of distributions	10,406,836	12,531,426	3,729,835	1,337,103
Amount paid for shares redeemed	(134,778,062)	(71,963,992)	(94,415,555)	(39,723,987)
Total Institutional Class	(7,285,359)	45,576,104	85,499,691	50,227,942
Net increase (decrease) in net assets resulting from capital share transactions	(92,278,334)	26,889,416	143,110,588	129,859,449
Total increase (decrease) in net assets	(143,950,594)	55,323,078	137,775,280	130,948,870

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(a)	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(b)
Net Assets
Beginning of year	$806,594,212	$751,271,134	$227,162,856	$96,213,986
End of year	$662,643,618	$806,594,212	$364,938,136	$227,162,856

Share Transactions — Class A:
Shares sold	1,288,162	2,195,357	4,490,916	1,939,031
Shares issued in reinvestment of distributions	409,363	673,597	106,814	59,459
Shares redeemed	(5,043,147)	(4,459,108)	(1,728,009)	(1,839,752)
Total Class A	(3,345,622)	(1,590,154)	2,869,721	158,738
Share Transactions — Class L:
Shares sold	3,746,059	6,164,384	35,114,598	31,551,135
Shares issued in reinvestment of distributions	1,177,617	1,907,890	888,119	418,561
Shares redeemed	(10,830,693)	(9,521,888)	(23,176,274)	(10,234,945)
Total Class L	(5,907,017)	(1,449,614)	12,826,443	21,734,751
Share Transactions — Class C:
Shares sold	1,089,596	1,303,738
Shares issued in reinvestment of distributions	57,208	43,652
Shares redeemed	(438,850)	(71,795)
Total Class C	707,954	1,275,595
Share Transactions — Institutional Class:
Shares sold	10,843,937	9,590,575	42,144,942	21,010,834
Shares issued in reinvestment of distributions	976,412	1,147,267	893,842	317,458
Shares redeemed	(12,759,159)	(6,553,253)	(22,659,681)	(9,433,046)
Total Institutional Class	(938,810)	4,184,589	20,379,103	11,895,246

(a)

For the fiscal year ended January 31, 2018, all distributions to shareholders from earnings consisted of net investment income. As of January 31, 2018, accumulated undistributed net investment income was $288,325.

(b)

For the fiscal year ended January 31, 2018, all distributions to shareholders from earnings consisted of net investment income. As of January 31, 2018, accumulated undistributed net investment income was $1,393,341.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(a)	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(b)
Operations:
Net investment income (loss)	$64,440	$(252,684)	$19,521	$(3,573)
Net realized gain from security transactions	3,925,764	5,503,562	203,308	3,413,899
Change in unrealized appreciation (depreciation) on investments	(5,969,903)	(527,455)	(1,144,511)	(996,426)
Net increase (decrease) in net assets resulting from operations	(1,979,699)	4,723,423	(921,682)	2,413,900

Distributions:
From earnings:
Class A	(669,332)	(1,066,577)	(2,357)	(1,977)
Class L	(1,226,100)	(3,442,248)	(6,104)	(50,849)
Institutional Class	(1,675,178)	(334,403)	(246,155)	(2,966,417)
Total distributions	(3,570,610)	(4,843,228)	(254,616)	(3,019,243)

Capital Transactions — Class A:
Proceeds from shares sold	174,812	395,893	290,998	20,687
Reinvestment of distributions	630,058	1,022,264	2,357	1,977
Amount paid for shares redeemed	(2,086,293)	(1,736,096)	(41,450)	(7)
Total Class A	(1,281,423)	(317,939)	251,905	22,657
Capital Transactions — Class L:
Proceeds from shares sold	646,542	1,441,414	509,904	319,451
Reinvestment of distributions	1,206,244	3,408,253	6,100	50,849
Amount paid for shares redeemed	(12,622,605)	(6,691,774)	(105,149)	(7,272)
Total Class L	(10,769,819)	(1,842,107)	410,855	363,028
Capital Transactions — Institutional Class:
Proceeds from shares sold	18,508,299	1,075,803	8,418,059	1,619,089
Reinvestment of distributions	1,641,604	321,015	246,134	2,966,417
Amount paid for shares redeemed	(4,253,920)	(1,013,743)	(3,396,076)	(51,909)
Total Institutional Class	15,895,983	383,075	5,268,117	4,533,597
Net increase (decrease) in net assets resulting from capital share transactions	3,844,741	(1,776,971)	5,930,877	4,919,282
Total increase (decrease) in net assets	(1,705,568)	(1,896,776)	4,754,579	4,313,939

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(a)	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(b)
Net Assets
Beginning of year	$28,712,812	$30,609,588	$22,122,223	$17,808,284
End of year	$27,007,244	$28,712,812	$26,876,802	$22,122,223

Share Transactions — Class A:
Shares sold	5,958	12,425	25,542	1,862
Shares issued in reinvestment of distributions	28,460	35,558	220	184
Shares redeemed	(76,114)	(55,264)	(3,701)	(1)
Total Class A	(41,696)	(7,281)	22,061	2,045
Share Transactions — Class L:
Shares sold	25,232	48,284	44,684	27,062
Shares issued in reinvestment of distributions	59,100	126,790	574	4,784
Shares redeemed	(458,811)	(222,417)	(9,748)	(632)
Total Class L	(374,479)	(47,343)	35,510	31,214
Share Transactions — Institutional Class:
Shares sold	665,306	33,439	722,769	138,324
Shares issued in reinvestment of distributions	68,652	10,459	23,001	274,923
Shares redeemed	(159,080)	(30,491)	(327,871)	(4,426)
Total Institutional Class	574,878	13,407	417,899	408,821

(a)

For the fiscal year ended January 31, 2018, distributions to shareholders from earnings consisted of net investment income in the amount of $42,716 (class A), $5,874 (Class L) and $16,713 (Institutional Class) and realized gains in the amount of $1,023,861 (Class A) $3,436,374 (Class L) and $317,690 (Institutional Class). As of January 31, 2018, accumulated undistributed net investment income was $13,987.

(b)

For the fiscal year ended January 31, 2018, all distributions to shareholders from earnings consisted of net realized gains. As of January 31, 2018, accumulated undistributed net investment income was $0.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Mid Cap Fund
	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(a)
Operations:
Net investment income (loss)	$50,227	$(13,862)
Net realized gain from security transactions	389,814	696,458
Change in unrealized appreciation (depreciation) on investments	(5,782,541)	1,350,274
Net increase (decrease) in net assets resulting from operations	(5,342,500)	2,032,870

Distributions:
From earnings:
Class A	(11,971)	(2,991)
Class L	(45,517)	(12,238)
Institutional Class	(1,290,402)	(353,662)
Total distributions	(1,347,890)	(368,891)

Capital Transactions — Class A:
Proceeds from shares sold	53,590	170,166
Reinvestment of distributions	11,971	2,991
Amount paid for shares redeemed	(1,113)	(171)
Total Class A	64,448	172,986
Capital Transactions — Class L:
Proceeds from shares sold	192,493	719,708
Reinvestment of distributions	37,887	9,379
Amount paid for shares redeemed	(73,458)	(65,798)
Total Class L	156,922	663,289
Capital Transactions — Institutional Class:
Proceeds from shares sold	3,307,719	6,527,816
Reinvestment of distributions	1,271,761	80,709
Amount paid for shares redeemed	(7,946,318)	(498,644)
Issued in connection with Fund merger (Note 10)	4,776,872	—
Total Institutional Class	1,410,034	6,109,881
Net increase in net assets resulting from capital share transactions	1,631,404	6,946,156
Total increase (decrease) in net assets	(5,058,986)	8,610,135

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Mid Cap Fund
	For the Year Ended January 31, 2019	For the Year Ended January 31, 2018(a)
Net Assets
Beginning of year	$24,571,020	$15,960,885
End of year	$19,512,034	$24,571,020

Share Transactions — Class A:
Shares sold	5,615	16,267
Shares issued in reinvestment of distributions	1,376	285
Shares redeemed	(102)	(16)
Total Class A	6,889	16,536
Share Transactions — Class L:
Shares sold	20,503	68,556
Shares issued in reinvestment of distributions	4,431	902
Shares redeemed	(7,411)	(6,451)
Total Class L	17,523	63,007
Share Transactions — Institutional Class:
Shares sold	392,155	607,547
Shares issued in reinvestment of distributions	145,684	7,650
Shares redeemed	(846,177)	(47,721)
Issued in connection with Fund Merger (Note 10)	438,961	—
Total Institutional Class	130,623	567,476

(a)

For the fiscal year ended January 31, 2018, all distributions to shareholders from earnings consisted of net realized gains. As of January 31, 2018, accumulated undistributed net investment income was $0.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$18.40	$15.18	$13.11	$14.35	$13.99
Income from investment operations
Net investment income (loss)(1),(2)	(0.02)	— (3)	(0.02)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	(1.95)	4.38	2.23	(0.88)	0.38
Total income (loss) from investment operations	(1.97)	4.38	2.21	(0.85)	0.36

Distributions
From net realized gain on security transactions	(2.63)	(1.16)	(0.14)	(0.39)	—
Total distributions	(2.63)	(1.16)	(0.14)	(0.39)	—
Net asset value, end of year	$13.80	$18.40	$15.18	$13.11	$14.35

Total return (excludes sales charge)	(10.42)%	29.38%	16.88%	(6.18)%	2.57%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,487	$14,943	$26,070	$27,046	$29,343
Ratio of expenses to average net assets(4)	1.45%	1.40%	1.44%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets	(0.13)%	(0.01)%	(0.11)%	0.21%	(0.15)%
Portfolio turnover rate	61%	33%	37%	47%	60%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $0.005 per share.

(4)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$15.60	$13.15	$11.49	$12.75	$12.55
Income from investment operations
Net investment loss(1),(2)	(0.17)	(0.15)	(0.14)	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	(1.64)	3.76	1.94	(0.77)	0.35
Total income (loss) from investment operations	(1.81)	3.61	1.80	(0.87)	0.20

Distributions
From net realized gain on security transactions	(2.63)	(1.16)	(0.14)	(0.39)	—
Total distributions	(2.63)	(1.16)	(0.14)	(0.39)	—
Net asset value, end of year	$11.16	$15.60	$13.15	$11.49	$12.75

Total return	(11.29)%	28.04%	15.69%	(7.12)%	1.59%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$23,097	$30,890	$26,852	$28,196	$34,911
Ratio of expenses to average net assets(3)	2.45%	2.40%	2.44%	2.38%	2.38%
Ratio of net investment loss to average net assets	(1.17)%	(1.05)%	(1.11)%	(0.79)%	(1.15)%
Portfolio turnover rate	61%	33%	37%	47%	60%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$19.37	$15.93	$13.75	$15.03	$14.65
Income from investment operations
Net investment income (loss)(1),(2)	(0.04)	(0.02)	(0.02)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	(2.03)	4.62	2.34	(0.92)	0.40
Total income (loss) from investment operations	(2.07)	4.60	2.32	(0.89)	0.38

Distributions
From net realized gain on security transactions	(2.63)	(1.16)	(0.14)	(0.39)	—
Total distributions	(2.63)	(1.16)	(0.14)	(0.39)	—
Net asset value, end of year	$14.67	$19.37	$15.93	$13.75	$15.03

Total return	(10.41)%	29.38%	16.89%	(6.17)%	2.59%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$20,181	$22,943	$9,194	$11,451	$7,744
Ratio of expenses to average net assets(3)	1.45%	1.40%	1.44%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets	(0.21)%	(0.12)%	(0.11)%	0.21%	(0.15)%
Portfolio turnover rate	61%	33%	37%	47%	60%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$42.59	$42.63	$38.80	$44.41	$43.49
Income from investment operations
Net investment income(1),(2)	0.84	0.72	0.64	0.97	1.03
Net realized and unrealized gain (loss) on investments	(2.89)	7.03	5.13	(3.93)	1.23
Total income (loss) from investment operations	(2.05)	7.75	5.77	(2.96)	2.26

Distributions
From net investment income	(0.84)	(1.11)	(0.79)	(0.91)	(0.87)
From net realized gain on security transactions	(10.23)	(6.68)	(1.15)	(1.74)	(0.47)
Total distributions	(11.07)	(7.79)	(1.94)	(2.65)	(1.34)
Net asset value, end of year	$29.47	$42.59	$42.63	$38.80	$44.41

Total return (excludes sales charge)	(4.21)%	19.21%	15.04%	(7.01)%	5.13%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,744	$5,941	$7,182	$5,504	$5,559
Ratio of expenses to average net assets(3)	1.53%	1.39%	1.77%	1.66%	1.61%
Ratio of net investment income to average net assets	2.19%	1.61%	1.54%	2.23%	2.24%
Portfolio turnover rate	126%	92%	67%	30%	28%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$41.01	$41.31	$37.70	$43.23	$42.40
Income from investment operations
Net investment income(1),(2)	0.50	0.37	0.42	0.74	0.78
Net realized and unrealized gain (loss) on investments	(2.76)	6.80	4.96	(3.82)	1.19
Total income (loss) from investment operations	(2.26)	7.17	5.38	(3.08)	1.97

Distributions
From net investment income	(0.57)	(0.79)	(0.62)	(0.71)	(0.67)
From net realized gain on security transactions	(10.23)	(6.68)	(1.15)	(1.74)	(0.47)
Total distributions	(10.80)	(7.47)	(1.77)	(2.45)	(1.14)
Net asset value, end of year	$27.95	$41.01	$41.31	$37.70	$43.23

Total return	(4.95)%	18.33%	14.42%	(7.45)%	4.59%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$11,483	$14,750	$15,469	$9,364	$12,206
Ratio of expenses to average net assets(3)	2.28%	2.14%	2.27%	2.16%	2.11%
Ratio of net investment income to average net assets	1.36%	0.85%	1.04%	1.73%	1.74%
Portfolio turnover rate	126%	92%	67%	30%	28%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$43.67	$43.52	$39.58	$45.22	$44.24
Income from investment operations
Net investment income(1),(2)	1.00	0.85	0.87	1.21	1.28
Net realized and unrealized gain (loss) on investments	(3.01)	7.20	5.21	(4.00)	1.24
Total income (loss) from investment operations	(2.01)	8.05	6.08	(2.79)	2.52

Distributions
From net investment income	(0.94)	(1.22)	(0.99)	(1.11)	(1.07)
From net realized gain on security transactions	(10.23)	(6.68)	(1.15)	(1.74)	(0.47)
Total distributions	(11.17)	(7.90)	(2.14)	(2.85)	(1.54)
Net asset value, end of year	$30.49	$43.67	$43.52	$39.58	$45.22

Total return	(4.01)%	19.55%	15.58%	(6.52)%	5.63%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$8,906	$19,073	$19,788	$18,374	$19,971
Ratio of expenses to average net assets(3)	1.28%	1.14%	1.27%	1.16%	1.11%
Ratio of net investment income to average net assets	2.51%	1.86%	2.04%	2.73%	2.74%
Portfolio turnover rate	126%	92%	67%	30%	28%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$10.65	$10.26	$9.02	$10.69	$11.87
Income from investment operations
Net investment income(1),(2)	0.48	0.58	0.72	0.78	0.88
Net realized and unrealized gain (loss) on investments	(0.72)	0.43	1.22	(1.65)	(1.25)
Total income (loss) from investment operations	(0.24)	1.01	1.94	(0.87)	(0.37)

Distributions
From net investment income	(0.43)	(0.62)	(0.70)	(0.80)	(0.81)
Total distributions	(0.43)	(0.62)	(0.70)	(0.80)	(0.81)
Net asset value, end of year	$9.98	$10.65	$10.26	$9.02	$10.69

Total return (excludes sales charge)	(2.22)%	10.10%	22.19%	(8.78)%	(3.48)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$103,030	$145,651	$156,664	$140,412	$186,423
Ratio of expenses to average net assets(3)	1.09%	1.11%	1.13%	1.12%	1.11%
Ratio of net investment income to average net assets	4.66%	5.54%	7.22%	7.60%	7.46%
Portfolio turnover rate	48%	92%	102%	101%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$10.08	$9.75	$8.60	$10.24	$11.41
Income from investment operations
Net investment income(1),(2)	0.40	0.50	0.63	0.70	0.78
Net realized and unrealized gain (loss) on investments	(0.68)	0.40	1.18	(1.58)	(1.19)
Total income (loss) from investment operations	(0.28)	0.90	1.81	(0.88)	(0.41)

Distributions
From net investment income	(0.39)	(0.57)	(0.66)	(0.76)	(0.76)
Total distributions	(0.39)	(0.57)	(0.66)	(0.76)	(0.76)
Net asset value, end of year	$9.41	$10.08	$9.75	$8.60	$10.24

Total return	(2.81)%	9.53%	21.71%	(9.28)%	(3.94)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$288,428	$368,370	$370,470	$331,362	$424,727
Ratio of expenses to average net assets(3)	1.59%	1.61%	1.63%	1.62%	1.61%
Ratio of net investment income to average net assets	4.16%	5.04%	6.72%	7.10%	6.96%
Portfolio turnover rate	48%	92%	102%	101%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Year Ended January 31,		For the Period Ended January 31,
	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.90	$9.59	$9.00
Income from investment operations
Net investment income(1),(2)	0.40	0.50	0.44
Net realized and unrealized gain (loss) on investments	(0.67)	0.39	0.63
Total income (loss) from investment operations	(0.27)	0.89	1.07

Distributions
From net investment income	(0.39)	(0.58)	(0.48)
Total distributions	(0.39)	(0.58)	(0.48)
Net asset value, end of year/period	$9.24	$9.90	$9.59

Total return (excludes sales charge)	(2.71)%	9.55%	12.17	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000's omitted)	$24,354	$19,099	$6,267
Ratio of expenses to average net assets(4)	1.59%	1.61%	1.63	%(5)
Ratio of net investment income to average net assets	4.16%	5.10%	6.35	%(5)
Portfolio turnover rate	48%	92%	102	%(3)

*	Commencement of operations was May 6, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$11.15	$10.71	$9.38	$11.08	$12.26
Income from investment operations
Net investment income(1),(2)	0.55	0.66	0.79	0.87	0.96
Net realized and unrealized gain (loss) on investments	(0.76)	0.44	1.29	(1.72)	(1.27)
Total income (loss) from investment operations	(0.21)	1.10	2.08	(0.85)	(0.31)

Distributions
From net investment income	(0.48)	(0.66)	(0.75)	(0.85)	(0.87)
Total distributions	(0.48)	(0.66)	(0.75)	(0.85)	(0.87)
Net asset value, end of year	$10.46	$11.15	$10.71	$9.38	$11.08

Total return	(1.84)%	10.63%	22.84%	(8.33)%	(2.94)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$246,831	$273,474	$217,871	$146,738	$184,049
Ratio of expenses to average net assets(3)	0.59%	0.61%	0.63%	0.62%	0.61%
Ratio of net investment income to average net assets	5.16%	6.06%	7.72%	8.10%	7.96%
Portfolio turnover rate	48%	92%	102%	101%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Year Ended January 31,
	2019	2018	2017	2016*	2015*
For a share outstanding throughout each year
Net asset value, beginning of year	$3.97	$3.92	$3.76	$4.04	$4.22
Income from investment operations
Net investment income(1),(2)	0.11	0.14	0.12	0.16	0.21
Net realized and unrealized gain (loss) on investments	(0.07)	0.02	0.13	(0.27)	(0.21)
Total income (loss) from investment operations	0.04	0.16	0.25	(0.11)	—

Distributions
From net investment income	(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Total distributions	(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Net asset value, end of year	$3.90	$3.97	$3.92	$3.76	$4.04

Total return (excludes sales charge)	1.15%	4.18%	6.82%	(2.81)%	(0.01)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$21,891	$10,869	$10,114	$5,377	$3,285
Ratio of expenses to average net assets(3),(4)	0.89%	0.93%	1.20%	1.39%	1.32%
Ratio of net investment income to average net assets	2.90%	3.44%	3.08%	4.14%	5.05%
Portfolio turnover rate	66%	36%	55%	84%	31%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.90%, 0.98%, 1.20%, 1.44% and 1.62%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2019	2018	2017	2016*	2015*
For a share outstanding throughout each year
Net asset value, beginning of year	$3.63	$3.60	$3.47	$3.74	$3.92
Income from investment operations
Net investment income(1),(2)	0.07	0.09	0.07	0.11	0.16
Net realized and unrealized gain (loss) on investments	(0.06)	0.02	0.12	(0.24)	(0.19)
Total income (loss) from investment operations	0.01	0.11	0.19	(0.13)	(0.03)

Distributions
From net investment income	(0.08)	(0.08)	(0.06)	(0.14)	(0.15)
Total distributions	(0.08)	(0.08)	(0.06)	(0.14)	(0.15)
Net asset value, end of year	$3.56	$3.63	$3.60	$3.47	$3.74

Total return	0.29%	3.09%	5.58%	(3.73)%	(1.00)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$163,409	$120,009	$40,665	$20,715	$15,396
Ratio of expenses to average net assets(3),(4)	1.89%	1.93%	2.20%	2.39%	2.32%
Ratio of net investment income to average net assets	1.87%	2.41%	2.08%	3.14%	4.05%
Portfolio turnover rate	66%	36%	55%	84%	31%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.90%, 1.98%, 2.20%, 2.44% and 2.62%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Year Ended January 31,
	2019	2018	2017	2016*	2015*
For a share outstanding throughout each year
Net asset value, beginning of year	$4.22	$4.16	$3.99	$4.27	$4.45
Income from investment operations
Net investment income(1),(2)	0.12	0.15	0.13	0.17	0.22
Net realized and unrealized gain (loss) on investments	(0.07)	0.02	0.13	(0.28)	(0.22)
Total income (loss) from investment operations	0.05	0.17	0.26	(0.11)	—

Distributions
From net investment income	(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Total distributions	(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Net asset value, end of year	$4.16	$4.22	$4.16	$3.99	$4.27

Total return	1.32%	4.18%	6.77%	(2.82)%	(0.01)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$179,638	$96,285	$45,434	$3,986	$5,276
Ratio of expenses to average net assets(3),(4)	0.89%	0.93%	1.20%	1.39%	1.32%
Ratio of net investment income to average net assets	2.89%	3.42%	3.08%	4.14%	5.05%
Portfolio turnover rate	66%	36%	55%	84%	31%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

(4)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.90%, 0.98%, 1.20%, 1.44% and 1.62%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$30.21	$30.74	$32.93	$36.13	$35.24
Income from investment operations
Net investment income (loss)(1),(2)	0.14	(0.11)	(0.19)	(0.20)	(0.16)
Net realized and unrealized gain (loss) on investments	(2.92)	5.47	4.98	(2.64)	1.17
Total income (loss) from investment operations	(2.78)	5.36	4.79	(2.84)	1.01

Distributions
From net investment income	(0.01)	(0.21)	—	—	—
From net realized gain on security transactions	(4.36)	(5.68)	(6.98)	(0.36)	(0.12)
Total distributions	(4.37)	(5.89)	(6.98)	(0.36)	(0.12)
Net asset value, end of year	$23.06	$30.21	$30.74	$32.93	$36.13

Total return (excludes sales charge)	(8.61)%	18.55%	14.84%	(7.96)%	2.86%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$3,727	$6,141	$6,474	$7,235	$10,087
Ratio of expenses to average net assets(3)	1.31%	1.24%	1.44%	1.30%	1.16%
Ratio of net investment income (loss) to average net assets	0.48%	(0.35)%	(0.55)%	(0.54)%	(0.44)%
Portfolio turnover rate	24%	8%	27%	1%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$28.43	$29.28	$31.81	$35.08	$34.40
Income from investment operations
Net investment loss(1),(2)	(0.19)	(0.34)	(0.35)	(0.37)	(0.34)
Net realized and unrealized gain (loss) on investments	(2.64)	5.18	4.80	(2.54)	1.14
Total income (loss) from investment operations	(2.83)	4.84	4.45	(2.91)	0.80

Distributions
From net investment income	—	(0.01)	—	—	—
From net realized gain on security transactions	(4.36)	(5.68)	(6.98)	(0.36)	(0.12)
Total distributions	(4.36)	(5.69)	(6.98)	(0.36)	(0.12)
Net asset value, end of year	$21.24	$28.43	$29.28	$31.81	$35.08

Total return	(9.33)%	17.66%	14.29%	(8.40)%	2.32%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,883	$19,856	$21,838	$24,379	$29,539
Ratio of expenses to average net assets(3)	2.06%	1.99%	1.94%	1.80%	1.66%
Ratio of net investment loss to average net assets	(0.72)%	(1.11)%	(1.05)%	(1.04)%	(0.94)%
Portfolio turnover rate	24%	8%	27%	1%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Year Ended January 31,
	2019	2018	2017	2016	2015
For a share outstanding throughout each year
Net asset value, beginning of year	$32.21	$32.41	$34.21	$37.33	$36.23
Income from investment operations
Net investment income (loss)(1),(2)	0.40	(0.04)	(0.02)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(3.29)	5.80	5.20	(2.74)	1.20
Total income (loss) from investment operations	(2.89)	5.76	5.18	(2.76)	1.22

Distributions
From net investment income	(0.09)	(0.28)	—	—	—
From net realized gain on security transactions	(4.36)	(5.68)	(6.98)	(0.36)	(0.12)
Total distributions	(4.45)	(5.96)	(6.98)	(0.36)	(0.12)
Net asset value, end of year	$24.87	$32.21	$32.41	$34.21	$37.33

Total return	(8.39)%	18.84%	15.44%	(7.49)%	3.36%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$16,397	$2,716	$2,298	$1,741	$2,877
Ratio of expenses to average net assets(3)	1.06%	0.99%	0.94%	0.80%	0.66%
Ratio of net investment income (loss) to average net assets	1.38%	(0.13)%	(0.05)%	(0.04)%	(0.06)%
Portfolio turnover rate	24%	8%	27%	1%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Year Ended January 31,		For the Period Ended January 31,
	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.43	$11.97	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	0.02	(0.04)	—	(3)
Net realized and unrealized gain (loss) on investments	(0.23)	1.40	2.00
Total income (loss) from investment operations	(0.21)	1.36	2.00

Distributions
From net investment income	(0.01)	—	(0.03)
From net realized gain on security transactions	(0.08)	(1.90)	—
Total distributions	(0.09)	(1.90)	(0.03)
Net asset value, end of year/period	$11.13	$11.43	$11.97

Total return (excludes sales charge)	(1.77)%	12.37%	19.99	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000's omitted)	$280	$35	$12
Ratio of expenses to average net assets(5),(6)	1.40%	1.40%	1.40	%(7)
Ratio of net investment income (loss) to average net assets	0.20%	(0.35)%	0.06	%(7)
Portfolio turnover rate	42%	143%	41	%(4)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $0.005 per share.

(4)	Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.88%, 2.21% and 2.84%, respectively.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,		For the Period Ended January 31,
	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.28	$11.93	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.10)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.19)	1.38	2.00
Total income (loss) from investment operations	(0.29)	1.25	1.93

Distributions
From net realized gain on security transactions	(0.08)	(1.90)	—
Total distributions	(0.08)	(1.90)	—
Net asset value, end of year/period	$10.91	$11.28	$11.93

Total return	(2.56)%	11.46%	19.30	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000's omitted)	$856	$485	$140
Ratio of expenses to average net assets(4),(5)	2.15%	2.15%	2.15	%(6)
Ratio of net investment loss to average net assets	(0.87)%	(1.08)%	(0.81	)%(6)
Portfolio turnover rate	42%	143%	41	%(3)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Not annualized.

(4)	Does not include expenses of the investment companies in which the Fund invests.

(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.63%, 2.96% and 3.59%, respectively.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Year Ended January 31,		For the Period Ended January 31,
	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.48	$11.98	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	0.01	— (3)	0.02
Net realized and unrealized gain (loss) on investments	(0.20)	1.40	1.99
Total income (loss) from investment operations	(0.19)	1.40	2.01

Distributions
From net investment income	(0.02)	—	(0.03)
From net realized gain on security transactions	(0.08)	(1.90)	—
Total distributions	(0.10)	(1.90)	(0.03)
Net asset value, end of year/period	$11.19	$11.48	$11.98

Total return	(1.59)%	12.71%	20.12	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000's omitted)	$25,741	$21,602	$17,656
Ratio of expenses to average net assets(5),(6)	1.15%	1.15%	1.15	%(7)
Ratio of net investment income (loss) to average net assets	0.10%	(0.01)%	0.29	%(7)
Portfolio turnover rate	42%	143%	41	%(4)

*	Commencement of operations was May 9, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $0.005 per share.

(4)	Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.63%, 1.96% and 2.59%, respectively.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Year Ended January 31,			For the Period Ended January 31,
	2019		2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.41		$10.65	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	—	(3)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.37)		0.99	0.67
Total income (loss) from investment operations	(2.37)		0.95	0.65

Distributions
From net investment income	—		—	—	(3)
From net realized gain on security transactions	(0.59)		(0.19)	—	(3)
Total distributions	(0.59)		(0.19)	—	(3)
Net asset value, end of year/period	$8.45		$11.41	$10.65

Total return (excludes sales charge)	(20.94)%		9.04%	6.53	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000's omitted)	$203		$196	$6
Ratio of expenses to average net assets(5),(6),(7)	1.38%		1.50%	1.50	%(8)
Ratio of net investment income (loss) to average net assets	—	%(9)	(0.38)%	(0.31	)%(8)
Portfolio turnover rate	54%		93%	44	%(4)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $(0.005) per share.

(4)	Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.06%, 2.29% and 3.06%, respectively.

(7)	This ratio does not include the effect of interest expense, if these costs had been included, the ratio of expenses to average net assets would have been 1.39%, 1.50% and 1.50%, respectively.

(8)	Annualized.

(9)	Amount is less that (0.005)% per share.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,		For the Period Ended January 31,
	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.29	$10.60	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.08)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(2.33)	1.00	0.67
Total income (loss) from investment operations	(2.41)	0.88	0.60

Distributions
From net realized gain on security transactions	(0.59)	(0.19)	—	(3)
Total distributions	(0.59)	(0.19)	—	(3)
Net asset value, end of year/period	$8.29	$11.29	$10.60

Total return	(21.53)%	8.42%	6.01	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000's omitted)	$744	$815	$97
Ratio of expenses to average net assets(5),(6),(7)	2.13%	2.25%	2.25	%(8)
Ratio of net investment loss to average net assets	(0.75)%	(1.10)%	(0.99	)%(8)
Portfolio turnover rate	54%	93%	44	%(4)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $(0.005) per share.

(4)	Not annualized.

(5)	Does not include expenses of the investment companies in which the Fund invests.

(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.81%, 3.04% and 3.81%, respectively.

(7)	This ratio does not include the effect of interest expense, if these costs had been included, the ratio of expenses to average net assets would have been 2.14%, 2.25% and 2.25%, respectively.

(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Year Ended January 31,		For the Period Ended January 31,
	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.47	$10.67	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	0.02	— (3)	—	(3)
Net realized and unrealized gain (loss) on investments	(2.38)	0.99	0.68
Total income (loss) from investment operations	(2.36)	0.99	0.68

Distributions
From net investment income	(0.02)	—	(0.01)
From net realized gain on security transactions	(0.59)	(0.19)	—	(4)
Total distributions	(0.61)	(0.19)	(0.01)
Net asset value, end of year/period	$8.50	$11.47	$10.67

Total return	(20.75)%	9.40%	6.83	%(5)

Ratios/Supplemental Data
Net assets, end of year/period (000's omitted)	$18,565	$23,560	$15,858
Ratio of expenses to average net assets(6),(7),(8)	1.13%	1.25%	1.25	%(9)
Ratio of net investment income (loss) to average net assets	0.24%	(0.04)%	0.00	%(9)
Portfolio turnover rate	54%	93%	44	%(5)

*	Commencement of operations was May 10, 2016.

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(3)	Amount is less than $0.005 per share.

(4)	Amount is less than $(0.005) per share.

(5)	Not annualized.

(6)	Does not include expenses of the investment companies in which the Fund invests.

(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.81%, 2.04% and 2.81%, respectively.

(8)	This ratio does not include the effect of interest expense, if these costs had been included, the ratio of expenses to average net assets would have been 1.14%, 1.25% and 1.25%, respectively.

(9)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS

January 31, 2019

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, Master Allocation Fund, Small Cap Fund, and Mid Cap Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Asset Income Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Asset Income Fund’s investment objective is current income with limited credit risk. The Multi-Asset Income Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Fund assets in securities issued by other Underlying

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

1.	Organization, continued

Funds managed by the Adviser, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Mid Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Poplar Forest Capital LLC, the Mid Cap Fund’s sub-adviser, seek to achieve the Mid Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of medium capitalized (“mid cap”) companies. The Fund may also invest in securities issued by Underlying Funds, and Index Securities.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

of the bid and ask prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$50,767,336	$—	$—	$50,767,336
Total	$50,767,336	$—	$—	$50,767,336

Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$15,593,320	$—	$—	$15,593,320
Commercial Paper	—	3,090,939	—	3,090,939
Corporate Bonds and Notes	—	2,674,481	—	2,674,481
Securitized Debt Obligations	—	1,320,894	—	1,320,894
Total	$15,593,320	$7,086,314	$—	$22,679,634

Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$187,586,309	$—	$—	$187,586,309
Preferred Stocks	26,009,484	3,943,402	—	29,952,886
Corporate Bonds and Notes	—	404,102,815	—	404,102,815
Securitized Debt Obligations	—	5,287,915	—	5,287,915
Investment Companies	19,806,412	—	—	19,806,412
Total	$233,402,205	$413,334,132	$—	$646,736,337

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$335,685,138	$—	$335,685,138
Securitized Debt Obligations	—	18,105,407	—	18,105,407
Municipal Bonds	—	508,070	—	508,070
Preferred Stocks	1,115,857	100,600	—	1,216,457
Total	$1,115,857	$354,399,215	$—	$355,515,072

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$26,705,578	$—	$—	$26,705,578
Total	$26,705,578	$—	$—	$26,705,578

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$25,981,993	$—	$—	$25,981,993
Total	$25,981,993	$—	$—	$25,981,993

Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,886,609	$—	$—	$18,886,609
Total	$18,886,609	$—	$—	$18,886,609

See schedule of investments for breakdown of sectors in which the Funds invest.

The Funds did not hold any investments during the reporting period in which significant inputs (Level 3) were used in determining fair value, therefore, no reconciliation of Level 3 investments is included for this reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	1.00%
Capital Income Fund	0.60%
Multi-Asset Income Fund	0.40%
Short Term Bond Fund	0.70%
Master Allocation Fund	0.30%
Small Cap Fund	0.90%

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Mid Cap Fund (Effective April 23, 2018)
on first $100 million	1.00%
on next $100 million	0.95%
on next $300 million	0.90%
on all assets in excess of $500 million	0.85%

Mid Cap Fund (Prior to April 23, 2018)
on first $50 million	1.15%
on next $50 million	1.00%
on next $100 million	0.95%
on next $300 million	0.90%
on all assets in excess of $500 million	0.85%

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	1.75%	2.50%		1.50%
Capital Income Fund	1.75%	2.50%		1.50%
Multi-Asset Income Fund	1.75%	1.90%	1.90%	1.00%
Short Term Bond Fund	0.89%	1.89%		0.89%
Small Cap Fund	1.40%	2.15%		1.15%
Mid Cap Fund(a)	1.35%	2.10%		1.10%

(a)	Prior to April 23, 2018, the Mid Cap Fund’s ratio of total annual operating expenses was limited to 1.50% for Class A shares, 2.25% for Class L shares, and 1.25% for Institutional Class shares.

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

implemented by the Board of Trustees. During the fiscal year ended January 31, 2019, the Adviser contractually waived fees and reimbursed expenses of $34,671, $124,491, and $164,389 in the Short Term Bond Fund, Small Cap Fund, and Mid Cap Fund, respectively. As of January 31, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through January 31,
Short Term Bond Fund	$85,223	2021
	34,671	2022
Small Cap Fund	125,765	2020
	154,492	2021
	124,491	2022
Mid Cap Fund	126,840	2020
	155,469	2021
	164,389	2022

The Adviser has retained sub-advisers to provide portfolio management and related services to the Funds. The sub-advisers receive a fee from the Adviser (not the Funds) for these services.

Ultimus Asset Services, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds. For the fiscal year ended January 31, 2019, Ultimus received the following amounts for these services:

Growth Fund	$106,401
Capital Income Fund	99,152
Multi-Asset Income Fund	361,109
Short Term Bond Fund	129,099
Master Allocation Fund	99,459
Small Cap Fund	95,554
Mid Cap Fund	95,427

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Capital Income Fund, Master Allocation Fund, Small Cap Fund and Mid Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Asset Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of Multi-Asset Income Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

6.	Investment Activity

For the fiscal year ended January 31, 2019, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$36,294,510	$46,641,813	$—	$—
Capital Income Fund	25,793,398	44,161,628	—	—
Multi-Asset Income Fund	350,048,025	432,371,363	—	—
Short Term Bond Fund	305,439,400	182,549,861	—	—
Master Allocation Fund	9,900,499	6,400,000	—	—
Small Cap Fund	16,261,103	10,289,626	—	—
Mid Cap Fund	12,983,404	12,614,986	—	—

7.	Line of Credit

The Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund and the Master Allocation Fund, entered into in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on June 1, 2019. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $15 million at an interest rate equal to the London Interbank Offered Rate (“LIBOR”) plus 125 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $15 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

As of January 31, 2019, the Funds had no outstanding borrowings under this Line of Credit.

	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$1,128,224	3.60%	12	$1,342	$2,863,369
Multi-Asset Income Fund	5,597,498	3.66%	16	9,004	8,814,993
Short Term Bond Fund	321,857	3.76%	1	34	321,857
Master Allocation Fund	161,609	3.61%	4	65	161,609

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the fiscal year ended January 31, 2019, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2018 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At January 31, 2019, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Tax cost of investments	$39,567,676	$22,179,811	$667,290,685	$359,188,364
Gross unrealized appreciation	12,341,774	578,955	14,613,441	438,907
Gross unrealized depreciation	(1,142,114)	(79,132)	(35,167,789)	(4,112,199)
Net unrealized appreciation/(depreciation) on investments	$11,199,660	$499,823	$(20,554,348)	$(3,673,292)

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Tax cost of investments	$22,850,054	$25,316,963	$21,827,077
Gross unrealized appreciation	4,287,553	3,164,341	901,190
Gross unrealized depreciation	(432,029)	(2,499,311)	(3,841,658)
Net unrealized appreciation/(depreciation) on investments	$3,855,524	$665,030	$(2,940,468)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended January 31, 2019, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Paid-In Capital	Accumulated Earnings
Growth Fund	$(387,647)	$387,647
Capital Income Fund	130	(130)
Multi-Asset Income Fund	112,314	(112,314)
Short Term Bond Fund	—	—
Master Allocation Fund	—	—
Small Cap Fund	13,398	(13,398)
Mid Cap Fund	72,452	(72,452)

As of January 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Undistributed ordinary income	$—	$—	$2,471,932	$1,500,064
Undistributed long-term capital gains	3,947,872	41,637	—	—
Accumulated earnings	3,947,872	41,637	2,471,932	1,500,064
Accumulated capital and other losses	(80,134)	(14,337)	(131,315,916)	(3,201,662)
Unrealized appreciation/(depreciation) on investments	11,199,660	499,823	(20,554,348)	(3,673,292)
Unrealized appreciation/(depreciation) on foreign currency translations	260	(47)	—	—
Total accumulated earnings/(deficit)	$15,067,658	$527,076	$(149,398,332)	$(5,374,890)

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$20,582	$—	$13,947
Undistributed long-term capital gains	3,476,538	421,938	—
Accumulated earnings	3,497,120	421,938	13,947
Accumulated capital and other losses	—	(297,808)	(535,496)
Unrealized appreciation/(depreciation) on investments	3,855,524	665,030	(2,940,468)
Total accumulated earnings/(deficit)	$7,352,644	$789,160	$(3,462,017)

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions for the fiscal years ended January 31, 2019 and January 31, 2018 were as follows:

	Growth Fund		Capital Income Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$—	$—	$1,259,261	$1,367,985
Long-term capital gains	9,510,163	4,338,590	6,453,353	5,013,874
Total distributions paid	$9,510,163	$4,338,590	$7,712,614	$6,381,859

	Multi-Asset Income Fund		Short Term Bond Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$31,529,129	$46,346,776	$7,693,931	$3,503,372
Long-term capital gains	—	—	—	—
Total distributions paid	$31,529,129	$46,346,776	$7,693,931	$3,503,372

	Master Allocation Fund		Small Cap Fund
	2019	2018	2019	2018
Distributions paid from:
Ordinary income	$65,637	$65,303	$236,248	$635,555
Long-term capital gains	3,504,973	4,777,925	18,368	2,383,688
Total distributions paid	$3,570,610	$4,843,228	$254,616	$3,019,243

	Mid Cap Fund
	2019	2018
Distributions paid from:
Ordinary income	$355,168	$365,754
Long-term capital gains	992,722	3,137
Total distributions paid	$1,347,890	$368,891

At January 31, 2019, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$—	$—	$—
Capital Income Fund	—	—	—
Multi-Asset Income Fund	66,050,243	65,265,673	131,315,916
Short Term Bond Fund	1,681,289	1,520,373	3,201,662
Master Allocation Fund	—	—	—
Small Cap Fund	—	—	—
Mid Cap Fund	—	—	—

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2019, the Funds had Post-October capital losses of:

Growth Fund	$80,134
Capital Income Fund	14,337
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	—
Small Cap Fund	297,808
Mid Cap Fund	535,496

9.	Transactions with Affiliates

The Multi-Asset Income Fund and Master Allocation Fund invest in other mutual funds which are managed by the Adviser. Transactions with affiliates during the fiscal year ended January 31, 2019 were as follows:

Multi-Asset Income Fund

Affiliated Fund Name	Balance of Shares Held on January 31, 2018	Purchases/ Additions	Sales/ Reductions
Small Cap Fund	1,178,500	11,265	—
Mid Cap Fund	1,047,259	52,074	335,458
Total	2,225,759	63,339	335,458

Affiliated Fund Name	Balance of Shares Held on January 31, 2019	Value January 31, 2019	Dividend Income	Realized Gain (Loss) on Security Transactions	Long-Term Capital Gain Distributions
Small Cap Fund	1,189,765	$13,313,473	$111,923	$—	$8,606
Mid Cap Fund	763,875	6,492,939	120,217	154,682	334,364
Total	1,953,640	$19,806,412	$232,140	$154,682	$342,970

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates, continued

Master Allocation Fund

Affiliated Fund Name	Balance of Shares Held on January 31, 2018	Purchases/ Additions	Sales/ Reductions
Growth Fund	476,735	345,341	200,213
Capital Income Fund	198,650	64,825	97,062
Small Cap Fund	468,078	131,049	—
Mid Cap Fund	417,401	265,504	—
Total	1,560,864	806,719	297,275

Affiliated Fund Name	Balance of Shares Held on January 31, 2019	Value January 31, 2019	Dividend Income	Realized Gain (Loss) on Security Transactions	Long-Term Capital Gain Distributions
Growth Fund	621,863	$9,122,735	$—	$1,018,757	$1,002,926
Capital Income Fund	166,413	5,073,920	350,740	85,704	1,629,320
Small Cap Fund	599,127	6,704,228	47,372	—	3,418
Mid Cap Fund	682,905	5,804,695	71,084	—	185,639
Total	2,070,308	$26,705,578	$469,196	$1,104,461	$2,821,303

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At January 31, 2019, the Multi-Asset Income Fund, as record shareholder, owned 50% and 33%, respectively, of the outstanding shares of the Small Cap Fund and Mid Cap Fund. The Master Allocation Fund, as record shareholder, owned 25% and 34%, respectively, of the outstanding shares of the Small Cap Fund and Mid Cap Fund.

The Funds may also engage in direct transactions with certain other Yorktown Funds when practical. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both Funds to benefit by reducing transaction costs. For the fiscal year ended January 31, 2019, each Fund’s total aggregate security transactions with other Funds, as well as any realized gains (losses), were as follows:

Affiliated Fund Name	Total Aggregate Transactions	Realized Gains (Losses)
Growth Fund	$(469,248)	$33,794
Capital Income Fund	469,248	—

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

10.	Fund Reorganization

On April 20, 2018, the Mid Cap Fund acquired all the net assets of the Poplar Forest Outliers Fund (the “Outliers Fund”) pursuant to a plan of reorganization approved by Outliers Fund shareholders on April 19, 2018. The acquisition was accomplished by a tax-free exchange of 438,961 Institutional Class shares of the Mid Cap Fund, valued at $4,776,872 for 191,823 Institutional Class shares of the Outliers Fund outstanding on April 20, 2018. The investment portfolio of the Outliers Fund, with a fair value of $4,781,039 and identified cost of $4,047,558, was the principal asset acquired by the Mid Cap Fund. For financial reporting purposes, assets received and shares issued by the Mid Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Outliers Fund was carried forward to align ongoing reporting of the Mid Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Mid Cap Fund were $23,823,852.

Assuming the acquisition had been completed on February 1, 2018, the beginning of the annual reporting period, the Mid Cap Fund’s pro forma results of operations on the statement of changes in net assets for the fiscal year ended January 31, 2019 are as follows:

Net investment income	$46,973
Net gain on investments	222,527
Change in unrealized depreciation on investments	(5,069,175)
Net decrease in assets resulting from operations	$(4,799,675)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Outliers Fund that have been included as part of the Mid Cap Fund’s statement of changes in net assets since April 20, 2018.

11.	Recent Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods, although early adoption is permitted. Management has evaluated the implications of certain provisions of ASU 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

12.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of American Pension Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund, Yorktown Small Cap Fund and Yorktown Mid Cap Fund (the “Funds”), each a series of American Pension Investors Trust (the “Trust”), including the schedules of investments, as of January 31, 2019, and the related statements of operations for the year then ended, with respect to Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, with respect to Yorktown Small Cap Fund, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years ended January 31, 2019 and for the period May 9, 2016 (commencement of operations) through January 31, 2017, with respect to Yorktown Mid Cap Fund, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years ended January 31, 2019 and for the period May 10, 2016 (commencement of operations) through January 31, 2017, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of January 31, 2019, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2005.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 28, 2019

ADDITIONAL FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you received in January 2019 shows the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

For the year ended January 31, 2019, the following Funds paid qualified dividend income:

Qualified Dividend Income
Growth Fund	0%
Capital Income Fund	82%
Multi-Asset Income Fund	26%
Short Term Bond Fund	0%
Master Allocation Fund	100%
Small Cap Fund	45%
Mid Cap Fund	46%

For the taxable year ended January 31, 2019, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
Growth Fund	0%
Capital Income Fund	52%
Multi-Asset Income Fund	32%
Short Term Bond Fund	0%
Master Allocation Fund	100%
Small Cap Fund	46%
Mid Cap Fund	44%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Long-Term Capital Gains Paid Amount
Growth Fund	$9,510,163
Capital Income Fund	6,453,353
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	3,504,973
Small Cap Fund	18,368
Mid Cap Fund	992,722

The graphs that follow assume an initial investment of $10,000 made on January 31, 2009 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2019. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Funds’ portfolios. Effective October 12, 2018, the Short Term Bond Fund’s primary benchmark Index was changed from the Bloomberg Barclays U.S. Aggregate index to the ICE BofAML U.S. Corporate & Government, 1-3 Years Index because the adviser has determined that the ICE BofAML U.S. Corporate & Government, 1-3 Years Index more closely aligns with the investment strategies of the Fund. The ICE BofAML U.S. Corporate & Government, 1-3 Years Index covers the U.S. investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 3 years. The Bloomberg Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade fixed-rate taxable bond market and also is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Dow Jones Conservative Relative Risk Index is made up of underlying indexes designed to measure portfolios at conservative risk levels. The Russell 2000 Index is a widely recognized unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000 Index. Individuals cannot invest directly in the Indexes; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Gross operating expense ratios by Fund and share class, as disclosed in the current prospectus as of the date of this report, are:

	Class A	Class L	Class C	Institutional Class
Growth Fund	1.40%	2.40%		1.40%
Capital Income Fund	1.45%	2.20%		1.20%
Multi-Asset Income Fund	1.15%	1.65%	1.65%	0.65%
Short Term Bond Fund	0.98%	1.98%		0.98%
Master Allocation Fund	2.56%	3.31%		2.31%
Small Cap Fund	2.26%	3.01%		2.01%
Mid Cap Fund	2.14%	2.89%		1.89%

Please see the Financial Highlights section of the Funds’ financial statements for more current information with respect to Expense Ratios.

The performance data quoted represents past performance and does not guarantee future results. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Funds, to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Unified Financial Services, Inc., member FINRA.

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2018 to January 31, 2019.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, January 31, 2019	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Class A
Actual	$ 1,000.00	$ 926.00	$ 7.38	1.52%
Hypothetical (5% return before expenses)	1,000.00	1,017.54	7.73	1.52%
Class L
Actual	1,000.00	921.40	12.20	2.52%
Hypothetical (5% return before expenses)	1,000.00	1,012.50	12.78	2.52%
Institutional Class
Actual	1,000.00	926.00	7.38	1.52%
Hypothetical (5% return before expenses)	1,000.00	1,017.54	7.73	1.52%

Capital Income Fund
Class A
Actual	1,000.00	995.90	8.50	1.69%
Hypothetical (5% return before expenses)	1,000.00	1,016.69	8.59	1.69%
Class L
Actual	1,000.00	991.90	12.25	2.44%
Hypothetical (5% return before expenses)	1,000.00	1,012.91	12.38	2.44%
Institutional Class
Actual	1,000.00	996.90	7.25	1.44%
Hypothetical (5% return before expenses)	1,000.00	1,017.95	7.32	1.44%

Multi-Asset Income Fund
Class A
Actual	1,000.00	974.90	5.43	1.09%
Hypothetical (5% return before expenses)	1,000.00	1,019.71	5.55	1.09%
Class L
Actual	1,000.00	972.50	7.91	1.59%
Hypothetical (5% return before expenses)	1,000.00	1,017.19	8.08	1.59%
Class C
Actual	1,000.00	973.10	7.91	1.59%
Hypothetical (5% return before expenses)	1,000.00	1,017.19	8.08	1.59%
Institutional Class
Actual	1,000.00	977.10	2.94	0.59%
Hypothetical (5% return before expenses)	1,000.00	1,022.23	3.01	0.59%

Short Term Bond Fund
Class A
Actual	1,000.00	1,004.00	4.50	0.89%
Hypothetical (5% return before expenses)	1,000.00	1,020.72	4.53	0.89%
Class L
Actual	1,000.00	1,000.30	9.53	1.89%
Hypothetical (5% return before expenses)	1,000.00	1,015.68	9.60	1.89%
Institutional Class
Actual	1,000.00	1,006.20	4.50	0.89%
Hypothetical (5% return before expenses)	1,000.00	1,020.72	4.53	0.89%

	Beginning Account Value	Ending Account Value, January 31, 2019	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Class A
Actual	$ 1,000.00	$ 935.60	$ 6.59	1.35%
Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.87	1.35%
Class L
Actual	1,000.00	931.90	10.23	2.10%
Hypothetical (5% return before expenses)	1,000.00	1,014.62	10.66	2.10%
Institutional Class
Actual	1,000.00	937.00	5.37	1.10%
Hypothetical (5% return before expenses)	1,000.00	1,019.66	5.60	1.10%

Small Cap Fund
Class A
Actual	1,000.00	932.60	6.82	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,018.15	7.12	1.40%
Class L
Actual	1,000.00	929.10	10.45	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.37	10.92	2.15%
Institutional Class
Actual	1,000.00	933.60	5.60	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.41	5.85	1.15%

Mid Cap Fund
Class A
Actual	1,000.00	819.30	6.24	1.36%
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.92	1.36%
Class L
Actual	1,000.00	815.80	9.66	2.11%
Hypothetical (5% return before expenses)	1,000.00	1,014.57	10.71	2.11%
Institutional Class
Actual	1,000.00	820.40	5.09	1.11%
Hypothetical (5% return before expenses)	1,000.00	1,019.61	5.65	1.11%

(a)

The dollar amounts shown as “Expenses Paid” are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) and divided by 365 (to reflect the one-half year period).

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within sixty days after the end of the period. The Trust’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

Board Approval of Investment Advisory Agreement (Unaudited)

Yorktown Management & Research Company, Inc. (“Yorktown”)

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown on behalf of the Yorktown Master Allocation Fund, Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Small Cap Fund and Yorktown Mid Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on March 28, 2018. The Trust’s Board considered the factors described below prior to approving the Agreement.

To assist the Board in making its determination as to whether the IA Agreement should be approved for each Fund, the Board requested and received the following information: a description of Yorktown’s business and any personnel changes, a description of the compensation received by Yorktown from each Fund and its other clients, information relating to Yorktown’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Yorktown or its personnel (there were none of either). In addition, the Board requested and received financial statements of Yorktown for its fiscal year ended December 31, 2017 and fiscal year-to-date for 2018.

The Board also received a report from Yorktown relating to the fees charged by Yorktown in relation to fees charged by other advisors to similar funds. The materials prepared by Yorktown were provided to the Board in advance of the meeting. The Board considered the fees charged by Yorktown in light of the services to be provided to each Fund by Yorktown. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Yorktown were fair and reasonable in light of the services provided to each Fund.

The Board also discussed the nature, extent and quality of Yorktown’s proposed services to the Funds. In particular, the Board noted with approval Yorktown’s commitment to maintaining certain targeted expense ratios for the Funds, its success in achieving positive investment returns for other Funds that it managed, and its adherance to its stated investment mandate. The Board also discussed Yorktown’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grew. The Board next considered the investment performance of other funds in the Trust managed by Yorktown. The Board generally approved of the Adviser’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. The Board also noted that Yorktown’s business was devoted exclusively to serving the various Trust funds, and it did not appear that Yorktown was realizing any improper ancillary benefits or profits deriving from its proposed relationship with the Funds. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of each Fund’s shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Board Approval of Investment Sub-Advisory Agreement (Unaudited)

Poplar Forest Capital, LLC

The renewal of the Sub-Investment Advisory Agreement (the “Sub-IA Agreement”) between Yorktown and Poplar Forest Capital, LLC (“Poplar”), on behalf of the Yorktown Mid Cap Fund (the “MC Fund”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Sub-IA Agreement, at an in-person meeting held on March 28, 2018. The Trust’s Board considered the factors described below prior to renewing the Sub-IA Agreement.

To assist the Board in making its determination as to whether the Sub-IA Agreement should be renewed for the MC Fund, the Board requested and received the following information: a description of Poplar’s business and personnel, a description of the compensation received by Poplar from Yorktown as a percentage of the overall management fee charged to the MC Fund; a description of the fees charged by Poplar for services provided to its other clients, information relating to Poplar’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Poplar or its personnel. In addition, the Board requested and received financial statements of Poplar for its fiscal year ended December 31, 2017 and fiscal year-to-date for 2018.

The Board also received a report from Poplar relating to the fees charged by Poplar in relation to fees charged by other advisors to similar funds. The materials prepared by Poplar were provided to the Board in advance of the meeting. The Board considered the fees charged by Poplar in light of the services to be provided to the MC Fund by Poplar. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Poplar appeared to be reasonable in light of the services provided to the MC Fund.

The Board also discussed the nature, extent and quality of Poplar’s proposed services to the MC Fund. In particular, the Board noted with approval Poplar’s performance for other funds and similar clients. The Board also noted that Poplar’s business was not devoted exclusively to serving mutual funds, but it did not appear that Poplar was realizing any improper ancillary benefits or profits deriving from its proposed relationship with the MC Fund. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the Sub-IA Agreement would be in the best interests of the MC Fund’s shareholders. In approving the Sub-IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Sub-IA Agreement approval.

TRUSTEES AND OFFICERS (Unaudited)

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held
David D. Basten Age 68	President and Trustee	Since 1985	All (consisting of seven portfolios)

President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services); He is the father of David M. Basten

David M. Basten Age 41	Vice-President, Assistant Secretary and Trustee	Since 2008	All (consisting of seven portfolios)	Secretary, Treasurer and Director, Yorktown Management & Research Company, Inc.; He is the son of David D. Basten.
Mark A. Borel Age 66	Trustee	Since 1985	All (consisting of seven portfolios)

President, Borel Construction Company, Inc.; President, Borel Properties, Inc. (real estate); Partner, JBO, LC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Partner, Tabo International, LLC (real estate); Partner, The HAB Company, LC (real estate); Partner, Piedmont Professional Investments, LLC (real estate); Partner, New London Development Company (real estate); Partner, Lake Group, LLC (real estate); Partner, Oakhill Apartments (real estate); Partner, Braxton Park, LLC (real estate); Partner, Bootleggers Lynchburg (restaurant); Partner, Bootleggers Partner, LLC; Manager, Humble, LLC (real estate); Manager, Humble, II, LLC (real estate); Member, 1007 Commerce Street, LLC dba My Dog Duke’s Diner (restaurant); President, Town Center Association (property owners association); President, Jefferson Square Association (property owners association)

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held
Stephen B. Cox Age 70	Trustee	Since 1995	All (consisting of seven portfolios)	Retired
G. Edgar Dawson III Age 62	Trustee	Since 1995	All (consisting of seven portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).
Wayne C. Johnson Age 66	Trustee	Since 1988	All (consisting of seven portfolios)	Retired; Previously Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).
David D. Jones Age 61	Secretary/Chief Compliance Officer	Since 2008	All (consisting of seven portfolios)	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm).
Charles D. Foster Age 58	Chief Financial Officer	Since 1988	All (consisting of seven portfolios)	Chief Financial Officer, Yorktown Management & Research Company, Inc.
M. Dennis Stratton Age 56	Controller	Since 1989	All (consisting of seven portfolios)	Controller, Yorktown Management & Research Company, Inc.

(*)

Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND
OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST
BY CALLING 1-800-544-6060.

PRIVACY NOTICE

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

What?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds does not jointly market.

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

Two Liberty Place 50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2019 and January 31, 2018 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $120,600 and $116,000, respectively.

(b) Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2019 and January 31, 2018 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c) Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2019 and January 31, 2018 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $23,950 and $23,000, respectively.

(d) All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2019 and January 31, 2018 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1) Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2019 and January 31, 2018 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $23,950 and $23,000, respectively.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	Not applicable to the Registrant.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date:	April 3, 2019

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	April 3, 2019

/s/ David D. Basten
David D. Basten
President

Date:	April 3, 2019

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer